UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Smith Barney Muni Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  March 31
Date of reporting period: March 31, 2004

ITEM 1.     REPORT TO STOCKHOLDERS.

      The Annual Report to Stockholders is filed herewith.

              --------------------------------------------------
                                 SMITH BARNEY
                                  MUNI FUNDS
                            LIMITED TERM PORTFOLIO
              --------------------------------------------------

            STYLE PURE SERIES  |  ANNUAL REPORT  |  MARCH 31, 2004



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                                 WHAT'S INSIDE


Letter from the Chairman.............   1

Manager Overview.....................   3

Fund Performance.....................   8

Historical Performance...............   9

Schedule of Investments..............  10

Statement of Assets and Liabilities..  30

Statement of Operations..............  31

Statements of Changes in Net Assets..  32

Notes to Financial Statements........  33

Financial Highlights.................  41

Independent Auditors' Report.........  46

Additional Information...............  47

Tax Information......................  51

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,
The U.S. economy's quarterly pace of growth picked up considerably during the year ending March 31, 2004./i/ Stronger-than-expected economic growth exacerbated bond investors' concerns that inflation might pick up and lead to rising interest rates sooner than previously anticipated, which caused bond prices to decline over the summer. However, as the period advanced, many of these concerns were tempered somewhat by tepid employment results and comments from the Fed, which maintained its interest rate targets at four-decade lows.

On a local level, state-tax revenues improved during the second half of last year, and U.S. job growth for March significantly exceeded estimates./ii/ Given that the fund's manager had anticipated that the economies on a national and state level could begin to pick up, the manager maintained a defensive posture in managing the portfolio's exposure to inflation and interest rate risk. Although this strategy detracted from the fund's performance during times when bond prices rose, it diminished the negative impact on the portfolio when bond prices declined.

Please read on for a more detailed look at prevailing economic and market conditions during the fund's fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected fund performance.

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

                1 Smith Barney Muni Funds | 2004 Annual Report

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

April 12, 2004



                2 Smith Barney Muni Funds | 2004 Annual Report

                               MANAGER OVERVIEW

[PHOTO]

Peter M. Coffey

PETER M. COFFEY
Vice President and
Investment Officer

Special Shareholder Notice
Effective April 29, 2004, Smith Barney Class L shares were renamed Class C Shares. The current expenses, management fees, and sales charges have not changed.

Performance Review
For the 12 months ended March 31, 2004, Class A shares of the Smith Barney Muni Funds -- Limited Term Portfolio, excluding sales charges, returned 4.67%. In comparison the Lehman Brothers Municipal Bond Index,/iii/ returned 5.86% for the same period. The fund's Lipper intermediate municipal debt funds category average returned 4.31% during the same time frame./1/

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Given our concerns early in the period that U.S. economic growth could pick up and interest rates could potentially rise sooner than anticipated, we structured the fund defensively to help mitigate the effects of a possible rise in interest rates. Our strategy entailed focusing on intermediate-term bonds with higher coupons, maintaining a lower average life than in recent years, and maintaining a short position in U.S. Treasury futures./iv/ Although this conservative strategy at times limited the fund's full participation in market rallies, it helped reduce the impact on the fund during times when bond prices declined, particularly early in the summer and after the reporting period ended.

Bond Market Review
In order to help boost a relatively sluggish economy, early last year the Fed reduced its target for the federal funds rate,/v/ which dropped to four-decade lows in June. However, the prices of U.S. Treasury bonds plunged through the early summer as stronger-than-expected economic growth data for the second calendar quarter generated concerns that inflation could become more

/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the 12-month period ended March 31, 2004, calculated among the 148 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

                3 Smith Barney Muni Funds | 2004 Annual Report

                             PERFORMANCE SNAPSHOT
                             AS OF MARCH 31, 2004
                           (excluding sales charges)

                                                          6 Months 12 Months
Class A Shares                                              1.84%    4.67%
Lehman Brothers Municipal Bond Index                        3.12%    5.86%
Lipper Intermediate Municipal Debt Funds Category Average   1.95%    4.31%

   The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

   Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 1.60%, Class L shares returned 1.53%, Class O shares returned 1.72% and Class Y shares returned 1.77% over the six months ended March 31, 2004. Excluding sales charges, Class B shares returned 4.18%, Class L shares returned 4.02%, Class O shares returned 4.42% and Class Y shares returned 4.68% over the 12 months ended March 31, 2004.

   Effective February 2, 2004, initial sales charges on Smith Barney Class L shares were suspended.

   All index performance reflects no deduction for fees, expenses or taxes. The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.

   Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended March 31, 2004, calculated among the 149 funds for the six-month period and among the 148 funds for the 12-month period, in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

   Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.


pronounced and interest rates rise, (bond prices move inversely to the direction of interest rate movements). During this tumultuous time, however, municipal bonds collectively held up better than U.S. Treasury bonds. As the summer came to a close, the broader bond markets stabilized in response to the Fed's concerns about the lack of growth in employment and lingering disinflation.

Stronger-than-anticipated economic growth consensus estimates for the third calendar quarter rekindled concerns about interest rates and inflation. Despite the 8.2% annual growth in gross domestic product ("GDP")/vi/ over the third quarter of 2003, investors' concerns about the prospects of inflation and rising rates were contained because some of this growth was attributable to one-time factors, such as the tax cuts and the end of major combat operations in Iraq. Furthermore, many investors felt the Fed appeared to be in a holding pattern from adjusting its rate targets.

                4 Smith Barney Muni Funds | 2004 Annual Report

Investors Question the Fed's Patience
Bond investors spent the first quarter of 2004 dissecting language from the Fed, which stated in late January that it "believes that it can be patient in removing its policy accommodation."/vii/ However, the fact that the Fed did not include the phrase "considerable period" in this statement as it had before led many investors to question when the Fed's patience would run out.

Estimates of fourth calendar-quarter 2003 GDP annual growth released during the period registered at 4.1%./vi/ This rate was below third-quarter 2003 results but exceeded levels early last year. Furthermore, in recent testimony to Congress, Fed Chairman, Alan Greenspan revealed that the Fed raised its expectations for economic growth. On a state level, revenues have continued to rise amid the improvement in the national economy. Tax revenues for the fourth quarter of last year on average increased 7.2% at the state level over results for the final quarter of 2002./viii/ Despite the momentum behind the U.S. economy, over the first calendar quarter of this year, the Lehman Brothers Municipal Bond Index returned 1.73% amid lackluster employment data.

Although the economy has shown significant signs of improvement since early last year, the job market has remained the weak link to a sustainable recovery. Employment data/ix/ released after the first quarter of 2004 ended showed that the unemployment rose to 5.7% in March, versus 5.6% in February. However, the U.S. economy added 308,000 non-farm payroll jobs in March,/ix /marking the largest number since April 2000./viii/ This result raised expectations that the strength of the economy may be improving, raising concerns that inflation could pick up and interest rates rise sooner than previously anticipated.

Emphasis on Revenue Bonds
The fund continued to concentrate its assets in higher-yielding revenue bonds, which are backed by the revenue streams of specific public works. The portfolio's heaviest revenue bond exposure in terms of sectors was hospitals, transportation, utilities, and water & sewer. Over the period, the hospitals sector in particular was among the leading performers returning 7.80%, while housing was the worst performer returning 4.36%./x/ The fund had more exposure to these sectors not because we targeted specific industries but, rather, because we felt many of these issues had more appealing yields and offered better relative values on a risk/reward basis when we invested in them.

Why Higher-Coupon Callable Bonds?
In rising-rate environments, the prices of shorter-term fixed-income obligations have typically held up better than those on longer-term bonds. Rather than

                5 Smith Barney Muni Funds | 2004 Annual Report commit a substantial portion of the fund's assets to low-yielding, short-term instruments, the fund maintained an emphasis on premium-priced, higher-coupon callable issues with longer maturities within the intermediate-term investment universe for their favorable income streams and the reduced market-sensitivity provided by their above-market level coupons and shorter effective maturities. The fund also continued to hold a short position in U.S. Treasury bond futures to help hedge the portfolio against interest rate risk. As of the period's close, the fund's average maturity was approximately 10.87 years, while its average life call-adjusted effective maturity, which is adjusted to account for the shorter call dates on our premium bonds, was 6.56 years./xi/

One of the advantages to intermediate-term municipal bonds over longer-term issues is that their prices have tended to be less susceptible to interest rate movements than longer-term bonds. While no one can say for sure where interest rates will head, given the recent economic picture, as of the end of the period we continued to maintain a defensive posture with regard to interest rate risk.

Thank you for your investment in the Smith Barney Muni Funds -- Limited Term Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ Peter M. Coffey

Peter M. Coffey
Vice President and Investment Officer

April 12, 2004

                6 Smith Barney Muni Funds | 2004 Annual Report

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Portfolio holdings and breakdowns are as of March 31, 2004 and are subject to change. Please refer to pages 10 through 27 for a list and percentage breakdown of the fund's holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of March 31, 2004 were: General Obligation (19.5%); Hospitals (15.9%); Transportation (11.6%); Utilities (8.4%); Water & Sewer (8.1%). The fund's portfolio composition is subject to change at any time.

RISKS: Keep in mind, the fund's investments are subject to interest rate and credit risk. Portfolio holdings may include lower-quality securities which present greater risk of loss of principal and interest than higher rated securities. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

/i/ Source: Based upon gross domestic product data from the Bureau of Economic Analysis (January 30, 2004). Gross domestic product is a market value of goods and services produced by labor and property in a given country.
/ii/ Based upon data released on April 1, 2004 from the U.S. Department of Labor.
/iii/ The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.
/iv/ Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the fund's performance. Derivatives can disproportionately increase losses as stated in the prospectus.
/v/ The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
/vi/ Source for GDP (gross domestic product) growth: Bureau of Labor Statistics. Gross domestic product is a market value of goods and services produced by labor and property in a given country.
/vii/ Source: Federal Reserve (January 28, 2004).
/viii/Source: Lehman Brothers (April 2004).
/ix/  Source: U.S. Department of Labor (April 1, 2004).
/x/ Based upon the performance of sub indices of the Lehman Brothers Municipal Bond Index reflective of the performance of municipal bonds in each respective sector category over the 12-month reporting period.
/xi/ There are no assurances that callable bonds will be called/redeemed on their call dates prior to maturity.

                7 Smith Barney Muni Funds | 2004 Annual Report

 AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)

                                     Without Sales Charges/(1)/
                            -------------------------------------------
                            Class A Class B  Class L Class O/(2)/ Class Y
-------------------------------------------------------------------------
Twelve Months Ended 3/31/04   4.67%   4.18%   4.02%      4.42%      4.68%
------------------------------------------------------------------------
Five Years Ended 3/31/04      4.46     N/A     N/A       4.23       4.61
------------------------------------------------------------------------
Ten Years Ended 3/31/04       5.28     N/A     N/A       5.05       N/A
------------------------------------------------------------------------
Inception* through 3/31/04    6.03    4.35    5.07       4.98       4.56
------------------------------------------------------------------------
                                      With Sales Charges/(3)/
                            -------------------------------------------
                            Class A Class B  Class L Class O/(2)/ Class Y
-------------------------------------------------------------------------
Twelve Months Ended 3/31/04   2.64%  (0.82)%  4.02%      2.33%      4.68%
------------------------------------------------------------------------
Five Years Ended 3/31/04      4.04     N/A     N/A       4.01       4.61
------------------------------------------------------------------------
Ten Years Ended 3/31/04       5.08     N/A     N/A       4.94       N/A
------------------------------------------------------------------------
Inception* through 3/31/04    5.89    1.07    5.07       4.88       4.56
------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+ (UNAUDITED)

                                       Without Sales Charges/(1)/
-----------------------------------------------------------------
Class A (3/31/94 through 3/31/04)                    67.34%
----------------------------------------------------------------
Class B (Inception* through 3/31/04)                  5.30
----------------------------------------------------------------
Class L (Inception* through 3/31/04)                 11.94
----------------------------------------------------------------
Class O (3/31/94 through 3/31/04)/(2)/               63.67
----------------------------------------------------------------
Class Y (Inception* through 3/31/04)                 27.11
----------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and O shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and O shares.
(2) On December 19, 2001, Class L shares were renamed as Class O shares.
(3) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and O shares reflect the deduction of the maximum initial sales charges of 2.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. In addition, Class O shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
 + All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 * Inception dates for Class A, B, L, O and Y shares are November 28, 1988, January 13, 2003, December 19, 2001, January 5, 1993 and November 12, 1998, respectively.


                8 Smith Barney Muni Funds | 2004 Annual Report

 HISTORICAL PERFORMANCE (UNAUDITED)


                Value of $10,000 Invested in Class A Shares of
                        the Limited Term Portfolio vs.
                     Lehman Brothers Municipal Bond Index
             and Lipper Intermediate Municipal Debt Funds Average+
--------------------------------------------------------------------------------
                           March 1994 -- March 2004

                                    [CHART]

           Limited           Lehman            Lipper
             Term           Brothers       Intermediate
          Portfolio -    Municipal Bond    Municipal Debt
        Class A Shares       Index         Funds Average
        --------------   --------------    -------------
3/94      $ 9,805           $10,000           $10,000
3/95       10,363            10,744            10,576
3/96       11,052            11,645            11,313
3/97       11,527            12,278            11,818
3/98       12,526            13,594            12,802
3/99       13,189            14,437            13,453
3/00       12,996            14,424            13,388
3/01       14,044            16,000            14,606
3/02       14,563            16,612            15,053
3/03       15,676            18,253            16,358
3/04       16,408            19,323            17,063


+Hypothetical illustration of $10,000 invested in Class A shares on March 31, 1994, assuming deduction of the maximum 2.00% sales charge at the time of investment and reinvestment of dividends (after deduction of applicable sales charge through November 6, 1994, afterwards at net asset value) and capital gains, if any, at net asset value through March 31, 2004. The Lehman Brothers Municipal Bond Index is a broad-based, total return index comprised of investment-grade, fixed rate municipal bonds selected from issues larger than $50 million issued since January 1984. The Lipper Intermediate Municipal Debt Funds Average is composed of the Fund's peer group of mutual funds (148 funds as of March 31, 2004). The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

 All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


               9    Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS                                          MARCH 31, 2004


   FACE
  AMOUNT    RATING(a)                              SECURITY                                  VALUE
---------------------------------------------------------------------------------------------------------
Education -- 9.1%
$ 5,000,000 AAA       Alabama State Public School and College Authority,
                       5.125% due 11/1/15 (b)                                            $   5,468,900
  1,165,000 NR        Allen Academy COP, 7.000% due 6/1/15                                   1,134,162
  1,000,000 Aaa*      Arizona Educational Loan Marketing Corp., Education Loan
                       Revenue, 6.375% due 9/1/05 (c)                                        1,005,000
  1,000,000 AAA       Arizona State University Revenues, Revenue Bonds,
                       FGIC-Insured, 5.500% due 7/1/21                                       1,114,740
  3,000,000 NR        Capital Projects Finance Authority, FL Student Housing Revenue,
                       Cafra Capital Corp., Series A, 7.750% due 8/15/20 (b)                 3,029,310
  1,070,000 A         Chester County, PA School Authority, School Lease Revenue,
                       5.375% due 6/1/17                                                     1,185,474
  1,775,000 AA+       Chippewa Valley, MI Schools Administration Building,
                       Q-SBLF-Insured, 5.500% due 5/1/18                                     2,005,395
  1,025,000 Baa3*     Colorado Educational & Cultural Facilities Authority Revenue,
                       Charter School, (Bromley East Project), Series A,
                       7.000% due 9/15/20                                                    1,069,536
  3,000,000 Aaa*      Cook Kane Lake & McHenry Counties, IL Community College,
                       District No. 512, William Rainey Harper College, Series A,
                       5.500% due 12/1/15 (b)                                                3,431,820
  1,225,000 AAA       District of Columbia Revenue, Georgetown University, Capital
                       Appreciation Bonds, Series A, MBIA-Insured,
                       zero coupon due 4/1/19                                                  575,774
    345,000 Aaa*      Greenville, TN Health & Educational Facilities Board, Hospital
                       Revenue, Southern Adventist Health System,
                       8.700% due 10/1/09 (d)                                                  412,917
                      Greenville County, SC School District Installment Purchase
                       Revenue, Building Equity Sooner for Tomorrow:
  1,000,000 AA-          5.875% due 12/1/19                                                  1,138,350
  3,000,000 AA-          6.000% due 12/1/21                                                  3,444,570
  2,295,000 AA        Hillsborough County, FL Educational Facilities Authority
                       Revenue, Refunding, (University of Tampa Project),
                       Radian-Insured, 5.750% due 4/1/18                                     2,527,461
  3,500,000 AAA       Hillsborough County, FL School District Sales Tax Revenue,
                       AMBAC-Insured, 5.375% due 10/1/15 (b)                                 3,931,480
    480,000 AAA       Illinois Educational Facilities Authority Revenue, Chicago College
                       of Osteopathic, 8.750% due 7/1/05 (d)                                   504,614
  1,000,000 AAA       Lawrence Township, IN Metropolitan School District, First
                       Mortgage, IBC/MBIA-Insured, 6.750% due 7/5/13                         1,257,560
  4,000,000 NR        Los Angeles, CA Unified School District, RITE PA-1118,
                       MBIA-Insured, 9.304% due 1/1/11 (b)(e)                                5,000,080
                      Massachusetts State Health & Educational Facilities Authority
                       Revenue:
  1,000,000 AAA          Harvard University, Series Z, 5.000% due 1/15/16                    1,092,560
  1,300,000 AAA          University of Massachusetts, Series C, 5.500% due 10/1/18           1,460,069


                      See Notes to Financial Statements.


                10 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              MARCH 31, 2004

   FACE
  AMOUNT       RATING(a)                             SECURITY                                 VALUE
-------------------------------------------------------------------------------------------------------
Education -- 9.1% (continued)
$ 3,515,000    Aaa*      Midlothian, TX ISD, Capital Appreciation Bonds, PSFG,
                          zero coupon due 2/15/17                                         $   1,735,672
  1,075,000    AAA       Mishawaka, IN School Building Corp., First Mortgage,
                          AMBAC-Insured, 5.500% due 7/15/18                                   1,213,492
    110,000    AAA       Montana State University Revenue, MBIA-Insured,
                          10.000% due 11/15/08 (d)                                              132,689
    900,000    AAA       New Hampshire Health & Education Facilities Authority Revenue,
                          University System of New Hampshire, AMBAC-Insured,
                          5.375% due 7/1/16                                                   1,010,349
                         New York State Dormitory Authority Revenue:
  1,000,000    AAA         Columbia University, Series B, 5.250% due 7/1/17                   1,110,650
  1,780,000    AA          Marymount Manhattan College, Radian-Insured,
                            6.375% due 7/1/14                                                 2,091,945
  2,500,000    AAA         School Districts Financing Programs, Series D, MBIA-Insured,
                            5.500% due 10/1/17                                                2,842,825
  1,715,000    AAA         State University Educational Facilities, MBIA-Insured,
                            6.000% due 5/15/15                                                2,028,279
  1,330,000    A         North Forest ISD, ACA-Insured, 6.500% due 8/15/17                    1,626,470
                         Radford Court Properties, WA Student Housing Revenue,
                          MBIA-Insured:
  1,695,000    AAA          6.000% due 6/1/17                                                 2,008,660
  1,000,000    AAA          5.375% due 6/1/19                                                 1,088,430
  1,320,000    NR        Savannah, GA EDA, (College of Art & Design Inc. Project),
                          6.200% due 10/1/09                                                  1,470,084
  1,000,000    Baa3*     Texas State Student Housing Corp., Student Housing Revenue,
                          (Midwestern State University Project), 6.500% due 9/1/22            1,065,310
  2,000,000    AAA       Texas Technical University Revenues Financing System, Seventh
                          Series, MBIA-Insured, 5.500% due 8/15/18                            2,227,640
  1,960,000    AAA       University of Akron, OH General Receipts Bonds,
                          AMBAC-Insured, 5.250% due 1/1/17                                    2,140,575
  1,085,000    AAA       University of Iowa Facilities Corp., (Medical Education & Biomed
                          Research Facilities Project), AMBAC-Insured,
                          5.375% due 6/1/18                                                   1,172,386
  2,000,000    AAA       University of Texas Revenues Financing System, Series B,
                          5.375% due 8/15/18                                                  2,315,860
  1,000,000    AAA       Utah State Board of Regents, Utah State University Hospital,
                          MBIA-Insured, 5.500% due 8/1/18                                     1,132,980
-------------------------------------------------------------------------------------------------------
                                                                                             69,204,068
-------------------------------------------------------------------------------------------------------
General Obligation -- 19.8%
  3,000,000    AA+       Anne Arundel County, MD GO, 5.375% due 3/1/14 (b)                    3,434,460
  2,620,000    AA+       Austin, TX GO, Public Improvement, 5.500% due 9/1/19 (b)             2,915,484
  3,000,000    NR        Barona Band of Mission Indians, CA GO, 8.250% due 1/1/20 (b)         3,250,650
  1,000,000    AAA       Carman-Ainsworth, MI Community School District GO,
                          FGIC-Insured, 5.500% due 5/1/19                                     1,114,250

                      See Notes to Financial Statements.

                11 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              MARCH 31, 2004

   FACE
  AMOUNT    RATING(a)                              SECURITY                                  VALUE
---------------------------------------------------------------------------------------------------------
General Obligation -- 19.8% (continued)
$ 2,500,000 Aaa*      Central Bucks, PA School District GO, FGIC-Insured,
                       5.500% due 5/15/19                                                $   2,777,575
  1,445,000 AA        Chesapeake, VA GO, Public Improvement, 5.500% due 12/1/17              1,649,005
                      Chicago, IL GO:
  4,000,000 AAA         Project & Refunding, Series A, AMBAC-Insured,
                         5.375% due 1/1/16 (b)                                               4,477,880
  1,500,000 AAA         Series A, FGIC-Insured, (Call 7/1/10 @ 101),
                         6.000% due 1/1/14 (f)                                               1,793,175
  2,415,000 AAA       Cicero, IL GO, MBIA-Insured, 5.625% due 12/1/16                        2,797,439
  2,240,000 AA        Clark County, NV GO, 5.375% due 6/1/15 (b)                             2,458,221
  3,000,000 AAA       Clark County, NV School District GO, Building and Renovation,
                       Series B, FGIC-Insured, 5.250% due 6/15/17 (b)                        3,357,120
                      Connecticut State GO:
  5,000,000 AA          Series C, 5.000% due 12/15/11 (b)                                    5,653,000
  5,000,000 AA          Series D, 5.375% due 11/15/19 (b)                                    5,596,900
  1,000,000 AAA       Cranston, RI GO, FGIC-Insured, 6.375% due 11/15/14                     1,206,270
                      Delaware State GO, Series A:
  1,596,000 AAA         5.000% due 7/1/13                                                    1,757,228
    404,000 AAA         Call 7/1/10 @ 100, 5.000% due 7/1/13 (f)                               456,512
  1,500,000 AA+       Florida State Board of Education GO, Series A, 5.500% due 6/1/16       1,709,970
  1,000,000 AAA       Fort Bend, TX GO, ISD, PSFG, 5.500% due 2/15/16                        1,113,220
  3,500,000 NR        Georgia State GO, RITES-PA-1197-A, 10.082% due 4/1/09 (b)              4,694,830
  1,750,000 AAA       Greater Johnstown, PA GO, School District, Series B, MBIA-Insured,
                       5.375% due 8/1/14                                                     1,974,017
  3,000,000 AAA       Guilford County, NC GO, Public Improvement, Series B,
                       5.250% due 10/1/15 (b)                                                3,377,760
  1,000,000 AAA       Harlandale, TX GO, ISD, Refunding, PSFG, 6.000% due 8/15/16            1,180,760
  4,000,000 AAA       Hawaii State GO, Series CW, 5.375% due 8/1/15 (b)                      4,486,040
  1,000,000 AAA       Holland, MI Area Community Swimming Pool Authority GO,
                       FGIC-Insured, 5.125% due 5/1/19                                       1,034,410
                      Houston, TX GO:
  4,000,000 AAA         PSFG 5.250% due 2/15/18 (b)                                          4,336,280
  1,000,000 AAA         Public Improvement, FSA-Insured, 5.750% due 3/1/18                   1,156,000
                      Illinois State GO, First Series:
  3,000,000 AA          5.250% due 12/1/11 (b)                                               3,425,460
  5,000,000 AAA         5.375% due 7/1/19 (b)                                                5,552,300
  2,440,000 AAA       Kane County, IL GO, FGIC-Insured, 5.500% due 1/1/15                    2,842,527
  1,000,000 AAA       Lewisville, TX ISD GO, PSFG, 5.000% due 8/15/23                        1,043,080
  1,410,000 Aaa*      Logan Hocking, OH Local School District GO, Construction &
                       Improvement, MBIA-Insured, 5.500% due 12/1/16                         1,612,124
  4,000,000 AAA       Los Angeles, CA Unified School District, GO, Series A,
                       5.250% due 7/1/19 (b)                                                 4,392,520
     70,000 Aaa*      Loveland, CO GO, 8.875% due 11/1/05 (d)                                   75,445
                      Massachusetts State GO, RITES, MBIA-Insured:
  3,500,000 AAA         Series PA 964-R, 9.554% due 11/1/09 (b)(e)                           4,692,870
  1,500,000 AAA         Series PA 993-R, 9.531% due 5/1/09 (e)                               2,011,230

                      See Notes to Financial Statements.

                12 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              MARCH 31, 2004


   FACE
  AMOUNT       RATING(a)                             SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------------------
General Obligation -- 19.8% (continued)
$ 2,000,000    AA        Memphis, TN GO, General Improvement, 5.250% due 4/1/16            $   2,184,960
  2,635,000    Aa2*      Minnehaha County, SD GO, Limited Tax Certificates,
                          5.625% due 12/1/19 (b)                                               2,986,483
  3,215,000    AAA       Mobile, AL GO, 10.875% due 11/1/07 (d)                                3,820,577
  1,800,000    AAA       Montgomery, TX GO, ISD, PSFG, 5.500% due 2/15/17 (b)                  2,030,688
  1,000,000    AAA       Mount Clemens, MI GO, Community School District,
                          Q-SBLF-Insured, 5.500% due 5/1/16 (b)                                1,134,850
  3,320,000    Aa2*      Multnomah County, OR GO, Series A, 5.250% due 4/1/14 (b)              3,657,810
  1,000,000    AA        New Hampshire State GO, Capital Improvement, Series A,
                          5.125% due 10/1/17                                                   1,086,380
                         New York City, NY GO:
  2,500,000    A           Series A, 6.250% due 8/1/08                                         2,765,950
  1,700,000    AA-         Variable B2, 1.050% due 8/15/23 (e)                                 1,700,000
                         North Carolina State GO:
  3,000,000    AAA         Public Improvement, Series A, (Call 3/1/09 @ 102),
                            5.250% due 3/1/18 (f)                                              3,454,320
  3,000,000    AAA         Series A, 5.100% due 9/1/16                                         3,346,950
                         Pennsylvania State GO, Second Series:
  4,000,000    AAA         5.500% due 5/1/15                                                   4,600,720
  5,000,000    AAA         5.750% due 10/1/17                                                  5,774,750
                         Philadelphia, PA GO, School District:
                           Series A, FSA-Insured:
  2,000,000    AAA          5.500% due 2/1/20                                                  2,203,920
  1,865,000    AAA          5.500% due 2/1/21                                                  2,047,266
  2,000,000    AAA         Series B, 5.625% due 8/1/18                                         2,243,060
  2,000,000    AAA       Pierce County, WA GO, School District No. 10 Tacoma,
                          FGIC-Insured, 5.375% due 12/1/14                                     2,251,260
  2,000,000    AAA       Pittsfield, MA GO, MBIA-Insured, 5.500% due 4/15/17                   2,277,880
  1,000,000    AAA       Saraland, AL GO, MBIA-Insured, 5.250% due 1/1/14                      1,109,560
  2,000,000    AA-       Wisconsin State GO, Series B, 5.500% due 5/1/14                       2,327,520
  2,000,000    Aaa*      Woonsocket, RI GO, FGIC-Insured, 5.375% due 10/1/20 (b)               2,186,860
--------------------------------------------------------------------------------------------------------
                                                                                             150,597,776
--------------------------------------------------------------------------------------------------------
Hospitals -- 16.2%
  2,030,000    BBB+      Arizona Health Facilities Authority Revenue, Catholic Healthcare
                          West, Series A, 6.125% due 7/1/09                                    2,222,139
                         Arkansas State Development Financing Authority, Hospital
                          Revenue, Washington Regional Medical Center:
  1,500,000    BBB-         7.000% due 2/1/15                                                  1,674,630
  2,500,000    BBB-         7.250% due 2/1/20 (b)                                              2,802,300
  1,000,000    AAA       Calcasieu Parish, LA Memorial Hospital Services District Revenue,
                          (Lake Charles Memorial Hospital Project), Series A,
                          CONNIE LEE-Insured, 7.500% due 12/1/05                               1,094,950


                      See Notes to Financial Statements.


                13 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              MARCH 31, 2004


   FACE
  AMOUNT    RATING(a)                              SECURITY                                  VALUE
------------------------------------------------------------------------------------------------------
Hospitals -- 16.2% (continued)
$   225,000 NR        Camarillo, CA Hospital Revenue, Pleasant Valley Hospital
                       Building Corp., 9.700% due 12/15/07 (d)                           $     263,066
  1,185,000 BBB+      Carson City, NV Hospital Revenue, (Carson-Tahoe Hospital
                       Project), 6.000% due 9/1/14                                           1,332,295
  1,000,000 AA        Clackamas County, OR Hospital Facilities Authority Revenue,
                       Legacy Health System, 5.750% due 5/1/16                               1,105,940
  1,125,000 NR        Colorado Health Facilities Authority, Hospital Revenue, (Weld
                       County General Hospital Project), 9.375% due 7/1/09 (d)               1,341,607
  2,650,000 BBB       Cuyahoga County, OH Hospital Facilities Revenue, (Canton Inc.
                       Project), 6.750% due 1/1/10 (b)                                       2,978,282
  3,280,000 AAA       Duncanville, TX Hospital Authority, (Methodist Hospitals of Dallas
                       Project), 9.000% due 1/1/10 (b)(d)                                    3,978,706
  5,000,000 AAA       Elizabethton, TN Health & Educational Facilities Board Revenue,
                       Series B, 5.750% due 7/1/23 (b)                                       5,632,650
    360,000 AAA       Erie County, OH Hospital Improvement Revenue, Sandusky
                       Memorial Hospital, 8.750% due 1/1/06 (d)                                391,212
  1,305,000 AA        Fauquier County, VA IDA Hospital Revenue, Fauquier Hospital
                       Foundation Inc., Radian-Insured, 5.500% due 10/1/15                   1,499,067
  1,835,000 NR        Franklin County, OH Hospital Revenue, (Children's Hospital
                       Project), 10.375% due 6/1/13 (d)                                      2,490,334
                      Illinois Health Facilities Authority Revenue:
    705,000 AAA         Methodist Medical Center of Illinois Project,
                          9.000% due 10/1/10 (d)                                               860,100
  5,000,000 A           OSF Healthcare System, 6.250% due 11/15/19 (b)                       5,370,550
  1,140,000 A           Passavant Memorial Area Hospital, 6.250% due 10/1/17                 1,231,793
     50,000 A           Victory Memorial Hospital Association Project,
                         7.500% due 10/1/06 (d)                                                 54,290
  3,000,000 A1*       Iowa Finance Authority, Health Care Facilities Revenue,
                       Genesis Medical Center, 6.250% due 7/1/20 (b)                         3,200,250
  1,500,000 BBB       Klamath Falls, OR, Intercommunity Hospital Authority Revenue,
                       (Merle West Medical Center Project), 6.125% due 9/1/22                1,583,820
    885,000 AAA       Lake County, OH Hospital Improvement Revenue, (Lake County
                       Memorial Hospitals Project), 8.625% due 11/1/09 (d)                   1,056,513
  2,580,000 NR        Lee Memorial Health System Board of Directors, FL Hospital
                       Revenue, RITES, Series PA 1026R-B, FSA-Insured,
                       9.985% due 4/1/10 (e)                                                 3,359,728
    265,000 AAA       Lima, OH Hospital Revenue, St. Rita's Medical Center,
                       7.500% due 11/1/06 (d)                                                  288,866
    415,000 NR        Los Angeles, CA COP, Hollywood Presbyterian Medical Center,
                       9.625% due 7/1/13 (d)                                                   555,610
    465,000 AAA       Louisiana Public Facilities Hospital Authority Revenue,
                       (Southern Baptist Hospital Inc. Project), Aetna-Insured,
                       8.000% due 5/15/12 (d)                                                  570,369
    775,000 AAA       Madison County, IN Hospital Facilities Authority Revenue,
                       (Community Hospital Anderson Project), 9.250% due 1/1/10 (d)            947,414


                      See Notes to Financial Statements.


                14 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              MARCH 31, 2004


   FACE
  AMOUNT       RATING(a)                            SECURITY                                 VALUE
------------------------------------------------------------------------------------------------------
Hospitals -- 16.2% (continued)
$ 1,900,000    BB        Maplewood, MN Healthcare Facilities Revenue,
                          (Health East Project), 5.950% due 11/15/06                     $   1,901,349
                         Maricopa County, AZ Hospital Revenue:
    135,000    AAA         Intercommunity Healthcare, (Sun City Project),
                            8.625% due 1/1/10                                                  162,356
                           St. Luke's Medical Center:
  1,525,000    AAA          8.750% due 2/1/10 (d)                                            1,848,010
    180,000    AAA          10.250% due 2/1/11 (d)                                             233,789
  1,000,000    A-        Marshall County, AL Health Care Authority Revenue, Series A,
                          6.250% due 1/1/22                                                  1,075,470
  1,000,000    A         Maryland State Health & Higher Educational Facilities Authority
                          Revenue, University of Maryland Medical System,
                          6.000% due 7/1/22                                                  1,077,260
                         Massachusetts State Health & Educational Facilities Authority
                          Revenue, Caritas Christi Obligated Group, Series B:
  2,000,000    BBB          6.500% due 7/1/12                                                2,257,960
  3,000,000    BBB          6.750% due 7/1/16                                                3,323,490
  1,000,000    BB        Miami Beach, FL Health Facilities Authority, Hospital Revenue,
                          Mt. Sinai Medical Center, Series A, 6.700% due 11/15/19            1,008,350
  1,000,000    A3*       Minneapolis, MN Health Care System Revenue, Allina Health
                          System, Series A, 6.000% due 11/15/18                              1,104,550
  2,775,000    AA        Montgomery County, OH Revenue, Catholic Health Initiatives,
                          5.500% due 9/1/14 (b)                                              3,020,865
  3,835,000    A-        New Hampshire Health & Education Facilities Authority Revenue,
                          Covenant Health System, 6.500% due 7/1/17                          4,315,564
                         New Jersey Healthcare Facilities Financing Authority Revenue:
    455,000    AAA         Hackensack Hospital, 8.750% due 7/1/09 (d)                          531,495
  3,000,000    BBB-        Trinitas Hospital Obligation Group, 7.375% due 7/1/15 (b)         3,368,700
  1,000,000    AAA       New York City, NY Health & Hospital Corp. Revenue,
                          Health System, Series A, FSA-Insured, 5.500% due 2/15/19           1,115,260
                         New York City, NY IDA Civic Facilities Revenue:
  1,550,000    NR          Community Hospital, Brooklyn, 6.875% due 11/1/10                  1,595,632
  1,090,000    NR          Special Needs Facilities Pooled Project, Series A-1,
                            6.100% due 7/1/12                                                1,138,625
  1,000,000    A3*       New York State Dormitory Authority Revenue, Lenox Hill Hospital
                          Obligated Group, 5.750% due 7/1/17                                 1,095,350
    750,000    A         Norton, VA IDA Hospital Revenue, Norton Community Hospital,
                          ACA-Insured, 6.000% due 12/1/22                                      818,798
                         Oklahoma Development Financing Authority Revenue, Refunding:
                           Hillcrest Healthcare System, Series A:
  1,500,000    B-           5.750% due 8/15/15                                               1,306,665
  3,000,000    B-           5.625% due 8/15/19                                               2,494,110
  2,750,000    AA          St. John's Health System, 5.750% due 2/15/18                      2,993,403


                      See Notes to Financial Statements.


                15 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              MARCH 31, 2004

   FACE
  AMOUNT    RATING(a)                             SECURITY                                 VALUE
----------------------------------------------------------------------------------------------------
Hospitals -- 16.2% (continued)
                      Orange County, FL Health Facilities Authority Revenue:
$ 1,835,000 NR          First Mortgage, 8.875% due 7/1/21                              $   1,868,636
  2,000,000 A           Hospital Adventist Health System, 6.250% due 11/15/24              2,209,880
    250,000 AAA       Oshkosh, WI Hospital Facility Revenue, Mercy Medical Center,
                       (Call 7/1/07 @ 100), 7.375% due 7/1/09 (f)                            278,925
                      Pennsylvania State Higher Educational Facilities Authority,
                       Health Services Revenue, Series A:
  3,330,000 AAA          Allegheny Delaware Valley Obligation Group,
                          MBIA-Insured, 5.600% due 11/15/09                                3,726,503
  1,000,000 A            University of Pittsburgh, UPMC Health System,
                          6.250% due 1/15/18                                               1,114,150
    500,000 Aaa*      Philadelphia, PA Hospitals Authority Revenue, (United Hospitals
                       Inc. Project), (Call 7/1/05 @ 100), 10.875% due 7/1/08 (f)            546,665
    961,000 AAA       Pima County, AZ Hospital Revenue, Tucson Medical Center,
                       10.375% due 4/1/07 (d)                                              1,088,265
    595,000 AAA       Pulaski County, AR Hospital Revenue, Arkansas Children's
                       Hospital, 9.250% due 3/1/10 (d)                                       736,057
  1,500,000 AAA       Salt Lake County, UT Hospital Revenue, IHC Health Services Inc.,
                       AMBAC-Insured, 5.500% due 5/15/13                                   1,709,235
    265,000 AAA       San Leandro, CA Hospital Revenue, Vesper Memorial Hospital,
                       11.500% due 5/1/11 (d)                                                357,840
    835,000 AAA       Santa Rosa, CA Hospital Revenue, (Santa Rosa Hospital
                       Memorial Project), 10.300% due 3/1/11 (d)                           1,099,620
  1,445,000 AA        Southcentral, PA General Authority Revenue, Hanover Hospital
                       Inc., Radian-Insured, 5.500% due 12/1/18                            1,593,430
    810,000 AAA       Southeast Texas Hospital Financing Agency, (Memorial Hospital
                       System Project), 8.500% due 12/1/08 (d)                               943,747
  2,135,000 AAA       St. Joseph County, IN Hospital Authority Facilities Revenue,
                       Memorial Hospital South Bend, 9.400% due 6/1/10 (d)                 2,632,562
  1,000,000 A         St. Paul, MN Housing & Redevelopment Authority, Hospital
                       Revenue, (Health East Project), Series B, ACA/CBI-Insured,
                       5.850% due 11/1/17                                                  1,084,280
  1,210,000 AAA       St. Tammany Parish, LA Hospital Service District No. 2, Hospital
                       Revenue, CONNIE LEE-Insured, 6.250% due 10/1/14                     1,262,405
  1,970,000 NR        Suffolk County, NY IDA, Civic Facility Revenue, Eastern Long
                       Island Hospital Association, Series A, 7.750% due 1/1/22            2,030,046
                      Tarrant County, TX Health Facilities Development Corp.,
                       Hospital Revenue:
  2,000,000 A             6.625% due 11/15/20                                              2,190,620
  4,000,000 AA-           Baylor Health Care System Project, 5.750% due 11/15/19           4,389,400
    155,000 AAA       Tarrant County, TX Hospital Authority Revenue, St. Joseph
                       Hospital Project, 8.750% due 2/1/10 (d)                               187,855
  2,000,000 Baa2*     Tomball, TX Hospital Authority Revenue, Tomball Regional
                       Hospital, 5.500% due 7/1/09                                         2,156,080

                      See Notes to Financial Statements.

                16 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              MARCH 31, 2004

   FACE
  AMOUNT    RATING(a)                            SECURITY                                 VALUE
---------------------------------------------------------------------------------------------------
Hospitals -- 16.2% (continued)
$ 1,415,000 BBB+      Vermont Educational & Health Buildings Financing Agency
                       Revenue, Developmental & Mental Health, Series A,
                       5.500% due 6/15/12                                             $   1,486,231
                      Wisconsin State Health & Educational Facilities Authority
                       Revenue:
  1,000,000 A-           Agnesian Health Care Inc., 6.000% due 7/1/17                     1,082,090
  1,500,000 A            Wheaton Franciscan Services Inc., 6.000% due 8/15/15             1,684,560
---------------------------------------------------------------------------------------------------
                                                                                        123,132,614
---------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 3.0%
    915,000 NR        Asheville, NC Housing Development Corp., First Lien Revenue,
                       Ashville Gardens, HUD Section 8-Insured, (Call 11/1/09 @ 100),
                       10.500% due 5/1/11 (f)                                             1,146,971
                      Bexar County, TX Housing Finance Corp., Multi-Family Housing
                       Revenue, Series A:
    440,000 A3*          American Opportunity For Housing-Nob Hill Apartments LLC,
                          6.000% due 6/1/21                                                 455,620
    700,000 Aaa*         The Waters At Northern Hills Apartments, MBIA-Insured,
                          5.800% due 8/1/21                                                 757,708
  2,250,000 AAA       Dekalb County, GA HFA, Multi-Family Housing Revenue,
                       Refunding, (Chimney Trace Project), FNMA-Collateralized,
                       5.625% due 5/1/25, mandatory tender 5/1/05                         2,277,697
                      El Paso County, TX Housing Finance Corp., Multi-Family Housing
                       Revenue, Series A:
                         American Village Communities:
  1,250,000 A3*           6.250% due 12/1/20                                              1,301,537
  1,000,000 A3*           6.250% due 12/1/24                                              1,031,560
    415,000 A3*          La Plaza Apartments, 6.700% due 7/1/20                             459,463
  1,000,000 AAA       Grand Prairie, TX Housing Finance Corp., Multi-Family Housing
                       Revenue, (Landings of Carrier Project), Series A,
                       GNMA-Collateralized, 6.750% due 9/20/32                            1,110,540
  1,000,000 AAA       Harrisonburg, VA Redevelopment & Housing Authority,
                       Multi-Family Housing Revenue, (Greens of Salem Run Project),
                       FSA-Insured, 6.000% due 4/1/12 (c)                                 1,076,820
    740,000 NR        Maricopa County, AZ IDA, Multi-Family Housing Revenue,
                       Stanford Court Apartments, Series B, 5.750% due 7/1/08               743,508
    910,000 AA        Missouri State Housing Development Community, Multi-Family
                       Housing Revenue, Series I, 5.500% due 12/1/15                        977,750
    865,000 AAA       Nevada Housing Division, Multi-Unit Housing, Saratoga Palms,
                       FNMA-Collateralized, 6.250% due 10/1/16 (c)                          906,113
    755,000 Aaa*      Panhandle, TX Regional Housing Finance, Series A,
                       GNMA-Collateralized, 6.500% due 7/20/21                              849,428
    650,000 AAA       SCA Tax Exempt Trust, Knox Health Educational & Housing,
                       FSA-Insured, 7.125% due 1/1/30                                       673,329

                      See Notes to Financial Statements.

                17 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              MARCH 31, 2004


   FACE
  AMOUNT    RATING(a)                            SECURITY                                VALUE
--------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 3.0% (continued)
$ 4,000,000 NR        Sterling Hill, FL Community Development District, Series B,
                       5.500% due 11/1/10                                            $   4,055,680
  2,530,000 B3*       Travis County, TX HFA, Multi-Family Housing Revenue, Agape
                       Austin Housing Inc., (Lakeview Apartments Project), Series A,
                       6.250% due 7/1/22                                                 1,762,018
  3,000,000 NR        Village Community Development District No. 5, FL Special
                       Assessment Revenue, Series B, 5.000% due 5/1/08                   3,029,580
--------------------------------------------------------------------------------------------------
                                                                                        22,615,322
--------------------------------------------------------------------------------------------------
Housing: Single-Family -- 0.8%
    685,000 AAA       Arkansas Housing Development Agency, Single-Family
                       Mortgage, FHA/VA-Insured, 8.375% due 7/1/10 (d)                     819,411
    320,000 AAA       Arkansas State Development Finance Authority, Single-Family
                       Mortgage Revenue, Series A, GNMA/FNMA-Collateralized,
                       6.200% due 7/1/15                                                   331,450
    175,000 AA        Chicago Heights, IL Single-Family Mortgage Revenue,
                       7.600% due 5/1/10                                                   206,278
    490,000 AA        Colorado HFA, Single-Family Mortgage Program, Sr. Bonds,
                       Series D-2, 6.900% due 4/1/29 (c)                                   511,124
    860,000 Aaa*      Jefferson Parish, LA Home Mortgage Authority, Single-Family
                       Mortgage Revenue, Series G, GNMA/FNMA-Collateralized,
                       6.300% due 6/1/32 (c)                                               922,565
    730,000 NR        Lafayette, LA Public Trust Financing Authority, Single-Family
                       Mortgage Revenue, FHA-Insured, 7.200% due 4/1/10 (d)                828,784
                      Massachusetts State HFA, Single-Family Housing Revenue:
    795,000 AA          Series 38, 7.200% due 12/1/26 (c)                                  818,135
    815,000 AA          Series 41, 6.300% due 12/1/14                                      845,823
    380,000 AA+       Minnesota State HFA Revenue, Single-Family Mortgage,
                       Series H, 6.700% due 1/1/18                                         387,619
    280,000 Aa2*      Oregon State Housing & Community Services Department,
                       Mortgage Revenue, Single-Family Mortgage Program,
                       Series B, 6.875% due 7/1/28                                         281,212
--------------------------------------------------------------------------------------------------
                                                                                         5,952,401
--------------------------------------------------------------------------------------------------
Industrial Development -- 1.7%
  1,000,000 NR        Alaska Industrial Development & Export Authority Revenue,
                       Williams Lynxs Alaska Cargo Port LLC, 8.000% due 5/1/23 (c)       1,052,870
  1,000,000 Baa3*     Albany, NY IDA, Civic Facility Revenue, (Charitable Leadership
                       Project), Series A, 6.000% due 7/1/19                             1,078,340
  1,890,000 NR        Fishhawk Community Development District II Special Assessment
                       Revenue, Series B, 5.000% due 11/1/07                             1,920,108
  2,000,000 A-        Michigan State Strategic Fund Limited Obligation Revenue,
                       Refunding, (Dow Chemical Project), 4.600% due 6/1/14              2,142,420


                      See Notes to Financial Statements.


                18 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              MARCH 31, 2004


   FACE
  AMOUNT       RATING(a)                             SECURITY                                 VALUE
-------------------------------------------------------------------------------------------------------
Industrial Development -- 1.7% (continued)
                         Philadelphia, PA Authority for Industrial Development, Series B,
                           FSA-Insured:
$ 2,000,000    AAA          5.500% due 10/1/15                                            $   2,278,340
  1,000,000    AAA          5.500% due 10/1/19                                                1,124,390
  2,000,000    B2*       Rockbridge County, VA IDA Revenue, Virginia Horse Center
                          Foundation, Series C, 6.850% due 7/15/21                            1,902,740
  1,000,000    NR        Sumter Landing Community Development District Special
                          Assessment Revenue, 6.250% due 5/1/13                               1,029,920
-------------------------------------------------------------------------------------------------------
                                                                                             12,529,128
-------------------------------------------------------------------------------------------------------
Life Care -- 1.5%
  1,405,000    NR        Berks County Municipal Authority, (Phoebe Berks Village Inc.
                          Project), (Call 5/15/06 @ 102), 7.500% due 5/15/13 (f)              1,556,599
    950,000    A2*       Harris County, TX Health Facilities Development Corp.,
                          (Memorial Health System Project), (Call 6/1/04 @ 100),
                          7.125% due 6/1/05 (f)                                                 958,996
  1,000,000    NR        Lee's Summit, MO IDA, Health Facilities Revenue,
                          John Knox Village, 5.750% due 8/15/11                               1,110,580
                         Massachusetts State Development Finance Agency Revenue,
                          First Mortgage, (Edgecombe Project):
    585,000    BBB-         Series A, 6.000% due 7/1/11                                         624,874
  1,000,000    BBB-         Series B, 5.750% due 7/1/29                                       1,010,870
  1,370,000    AAA       Massachusetts State Industrial Finance Agency Revenue,
                          University Commons Nursing, Series A,
                          FHA-Insured, 6.550% due 8/1/18                                      1,524,769
  2,000,000    NR        North Manchester IN Revenue, (Peabody Retirement Community
                          Project), Series A, 7.125% due 7/1/22                               2,031,420
  1,750,000    NR        Rainbow City, AL Special Health Care Facilities Financing
                          Authority, Regency Pointe Inc., Series B, 7.250% due 1/1/06         1,764,840
    770,000    AAA       Rio Grande Valley, Health Facilities Development Corp.,
                          TX Hospital Revenue, (Valley Baptist Medical Center Project),
                          MBIA-Insured, 6.250% due 8/1/06                                       780,295
-------------------------------------------------------------------------------------------------------
                                                                                             11,363,243
-------------------------------------------------------------------------------------------------------
Miscellaneous -- 4.8%
  1,070,000    NR        Bonita Springs, FL Vasari Community Development District
                          Revenue, Capital Improvement, Series B, 6.200% due 5/1/09           1,121,970
    790,000    NR        Capital Region Community Development, FL Development District
                          Revenue, Capital Improvement, Series B, 5.950% due 5/1/06             803,477
  1,960,000    NR        Gateway Services Community Development District, FL Special
                          Assessment Revenue, Sun City Center, (Fort Meyers Project),
                          Series B, 5.500% due 5/1/10                                         1,994,692
  2,475,000    NR        Greyhawk Landing Community Development District, FL Special
                          Assessment Revenue, Series B, 6.250% due 5/1/09 (b)                 2,551,651


                      See Notes to Financial Statements.


                19 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              MARCH 31, 2004


   FACE
  AMOUNT    RATING(a)                            SECURITY                                VALUE
--------------------------------------------------------------------------------------------------
Miscellaneous -- 4.8% (continued)
                      Illinois Development Finance Authority Revenue:
$ 1,005,000 A           Debt Restructure -- East St. Louis, 6.875% due 11/15/05      $   1,056,175
  2,000,000 Aaa*        Revolving Fund -- Master Trust, 5.500% due 9/1/17 (b)            2,248,740
    825,000 AAA       Indiana Bond Bank, Special Program, Series A, AMBAC-Insured,
                       9.750% due 8/1/09 (d)                                             1,007,812
  1,000,000 Ba2*      Lehigh County, PA General Purpose Authority Revenue,
                       Kids Peace Corp., 5.800% due 11/1/12                              1,014,660
  1,490,000 NR        Lexington Oaks Community Development District, FL Special
                       Assessment Revenue, Series B, 5.625% due 5/1/06                   1,513,617
    575,000 NR        Mediterra North Community Development District, FL Capital
                       Improvement Revenue, Series B, 6.000% due 5/1/08                    591,658
  5,000,000 AA+       New York City, NY Transitional Finance Authority,
                       5.000% due 11/1/13                                                5,605,450
  1,000,000 NR        Oglala Sioux Tribe, SD Revenue, 5.500% due 7/1/13                  1,035,050
    460,000 NR        Panther Trace Community Development District, FL Special
                       Assessment Revenue, Series B, 6.500% due 5/1/09                     472,935
  1,165,000 NR        Parklands West Community Development District, FL Special
                       Assessment Revenue, Series B, 6.000% due 5/1/06                   1,182,580
  2,185,000 NR        Renaissance Community Development District, FL Capital
                       Improvement Revenue, Series B, 6.250% due 5/1/08                  2,258,416
  2,430,000 NR        Reunion East Community Development District, FL Special
                       Assessment Revenue, Series B, 5.900% due 11/1/07                  2,491,528
  3,900,000 D         Spokane, WA Downtown Foundation Parking Revenue,
                       (River Park Square Project), 5.000% due 8/1/08 (g)                1,950,000
  1,000,000 A         Territory of American Samoa, ACA-Insured, 6.000% due 9/1/08        1,121,590
    110,000 AA        Tucson, AZ COP, Radian-Insured, 6.000% due 7/1/04                    111,307
    975,000 NR        Village Community Development District No. 5, FL Special
                       Assessment Revenue, Series B, 5.400% due 5/1/07                     993,720
    525,000 NR        Waterlefe Community Development District, FL Capital
                       Improvement Revenue, Series B, 6.250% due 5/1/10                    534,502
  2,985,000 NR        Wenonah Park Properties Inc. Revenue, MI Bay City Hotel,
                       7.875% due 4/1/22                                                 3,056,371
  1,000,000 AAA       West View, PA Municipal Authority, 9.500% due 11/15/14 (d)         1,407,030
--------------------------------------------------------------------------------------------------
                                                                                        36,124,931
--------------------------------------------------------------------------------------------------
Pollution Control -- 2.5%
  2,610,000 BBB-      Carbon County, PA IDA, (Panther Creek Partners Project),
                       6.650% due 5/1/10 (c)                                             2,861,813
  5,000,000 Ba3*      Gulf Coast IDA, Texas Solid Waste Disposal Revenue,
                       (Citgo Petroleum Corp. Project), 7.500% due 5/1/25 (b)            5,229,350
  1,500,000 BB+       Nez Perce County, ID PCR, Refunding, (Potlatch Corp. Project),
                       6.125% due 12/1/07                                                1,535,505


                      See Notes to Financial Statements.


                20 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              MARCH 31, 2004


   FACE
  AMOUNT       RATING(a)                             SECURITY                                 VALUE
----------------------------------------------------------------------------------------------------------
Pollution Control -- 2.5% (continued)
$ 6,000,000    BB+       Ohio State, OH Air Quality Development Authority Revenue,
                          Refunding, Cleveland Pollution Control, Series A,
                          6.000% due 12/1/13                                              $   6,243,720
  2,200,000    BBB-      South Charleston, WV PCR, Revenue Refunding, Union Carbide,
                          Remarketed 5/1/91, 7.625% due 8/1/05                                2,207,260
  1,000,000    BB+       Warren County, AR Solid Waste Disposal Revenue, (Potlatch Corp.
                          Project), 7.000% due 4/1/12                                         1,046,600
-------------------------------------------------------------------------------------------------------
                                                                                             19,124,248
-------------------------------------------------------------------------------------------------------
Public Facilities -- 7.1%
  1,000,000    BBB-      Austin, TX Convention Enterprises Inc., Convention Center,
                          First Tier, Series A, 6.600% due 1/1/21                             1,072,180
  2,480,000    NR        Dauphin County, PA General Authority Revenue, Office and
                          Packaging, 5.500% due 1/1/08                                        2,524,144
  1,980,000    AAA       East Point, GA Building Authority Revenue, FSA-Insured,
                          zero coupon due 2/1/20                                                847,400
  1,720,000    AAA       Evansville Vanderburgh Public Library Leasing Corp.,
                          First Mortgage, MBIA-Insured, 5.750% due 7/15/18                    1,973,855
                         Florida Municipal Loan Council Revenue, Series A, MBIA-Insured:
  1,790,000    AAA         5.250% due 11/1/13                                                 2,024,544
  3,175,000    AAA         5.250% due 11/1/16 (b)                                             3,548,158
  1,500,000    Aaa*      Hamilton County, OH Sales Tax Revenue, Series B,
                          AMBAC-Insured, 5.250% due 12/1/18                                   1,644,315
                         Harris County, TX Houston Sports Authority Revenue, Series G:
  3,000,000    AAA         5.750% due 11/15/19 (b)                                            3,398,190
  1,125,000    AAA         MBIA-Insured, 5.250% due 11/15/16                                  1,238,917
  1,025,000    A+        Kentucky Infrastructure Authority, Series A, 5.250% due 6/1/12       1,152,110
  5,000,000    AAA       Kentucky Property & Buildings, 5.375% due 10/1/19 (b)                5,802,100
  2,500,000    AAA       Las Vegas New Convention & Visitors Authority Revenue,
                          AMBAC-Insured, 6.000% due 7/1/14                                    2,912,775
  2,200,000    AAA       Longmont Co. Sales & Use Tax Revenue, 5.750% due 11/15/19            2,537,480
  1,500,000    AA        Macon-Bibb County, GA Urban Development Authority Revenue,
                          5.500% due 10/1/22                                                  1,683,690
  2,000,000    AAA       Memphis-Shelby County, TN Sports Authority Inc. Revenue,
                          (Memphis Arena Project), Series A, 5.500% due 11/1/18               2,259,200
                         Ohio State Building Authority, Series A:
  3,000,000    AA          5.375% due 10/1/14                                                 3,409,680
  3,600,000    AAA         State Facilities-Administration Building Fund, FSA-Insured,
                            5.500% due 10/1/14                                                4,134,564
                         Oregon State Department Administrative Services Lottery Revenue:
  1,375,000    AAA         Series A, FSA-Insured, 5.500% due 4/1/14                           1,601,655
  3,500,000    AAA         Series B, 5.250% due 4/1/15                                        3,868,515
  2,000,000    AAA       Pennsylvania State Department of General Services, COP,
                          FSA-Insured, 5.250% due 5/1/16                                      2,208,600


                      See Notes to Financial Statements.


                21 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              MARCH 31, 2004

   FACE
  AMOUNT    RATING(a)                               SECURITY                                   VALUE
-----------------------------------------------------------------------------------------------------------
Public Facilities -- 7.1% (continued)
$ 1,000,000 AAA       Providence, RI Public Building Authority, General Revenue,
                       Series A, MBIA-Insured, 5.375% due 12/15/21                         $   1,091,620
  1,750,000 AA+       Virginia State Public Building Authority, Public Facilities Revenue,
                       Series A, 5.750% due 8/1/20                                             2,014,320
    920,000 AAA       Westmoreland County, PA Municipal Authority,
                       9.125% due 7/1/10 (d)                                                   1,043,758
--------------------------------------------------------------------------------------------------------
                                                                                              53,991,770
--------------------------------------------------------------------------------------------------------
Solid Waste -- 0.4%
  2,585,000 NR        Wasco County, OR Solid Waste Disposal Revenue,
                       (Waste Connections Inc. Project), 7.000% due 3/1/12 (c)                 2,765,769
--------------------------------------------------------------------------------------------------------
Tax Allocation -- 2.1%
  3,000,000 AAA       Denver, CO City & County Excise Tax Revenue, Refunding,
                       Series A, FSA-Insured, 5.500% due 9/1/14 (b)                            3,400,410
  2,500,000 AAA       Hamilton County, IN County Optional Income Tax Revenue,
                       FSA-Insured, 5.250% due 1/10/20 (b)                                     2,687,675
  2,930,000 NR        Midlothian, TX Development Authority Tax, Increment Contract
                       Revenue, 7.875% due 11/15/21                                            3,205,684
  3,000,000 AAA       Pasco County, FL Optional Gas Tax Revenue, Refunding,
                       FGIC-Insured, 5.250% due 8/1/11                                         3,438,510
  3,120,000 Aaa*      Tampa, FL Occupational License Tax, Series A, FGIC-Insured,
                       5.375% due 10/1/14                                                      3,553,774
--------------------------------------------------------------------------------------------------------
                                                                                              16,286,053
--------------------------------------------------------------------------------------------------------
Tobacco -- 2.5%
                      Alabama 21st Century Authority, Tobacco Settlement Revenue:
  2,330,000 A-          5.750% due 12/1/15 (b)                                                 2,422,548
  2,415,000 A-          5.750% due 12/1/17 (b)                                                 2,474,095
                      Tobacco Settlement Financing Corp.:
  2,290,000 BBB         NJ, Asset-Backed, 5.500% due 6/1/11                                    2,307,312
                        NY, Asset-Backed:
  5,000,000 AA-          Series A-1, Callable, 5.500% due 6/1/16                               5,445,200
  6,000,000 AA-          Series C-1, Callable, 5.500% due 6/1/14                               6,514,140
--------------------------------------------------------------------------------------------------------
                                                                                              19,163,295
--------------------------------------------------------------------------------------------------------
Transportation -- 11.8%
  3,000,000 AAA       Allegheny County, PA Port Authority Special Revenue,
                       FGIC-Insured, 5.500% due 3/1/16 (b)                                     3,396,630
  3,040,000 AAA       Birmingham, AL Airport Authority, Airport Revenue,
                       MBIA-Insured, 5.500% due 7/1/16 (b)                                     3,266,298
  2,000,000 A         Bradley International Airport, Series A, ACA-Insured,
                       6.375% due 7/1/12 (c)                                                   2,215,840
  5,450,000 AAA       Butler County, OH Transportation Improvement District, Series A,
                       5.125% due 4/1/17 (b)                                                   5,874,064

                      See Notes to Financial Statements.

                22 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              MARCH 31, 2004


   FACE
  AMOUNT       RATING(a)                              SECURITY                                   VALUE
-------------------------------------------------------------------------------------------------------------
Transportation -- 11.8% (continued)
                         Chicago, IL O'Hare International Airport:
$ 1,500,000    AAA         Second Lien Passenger Facility, Series B, AMBAC-Insured,
                            5.500% due 1/1/16                                                $   1,655,310
  2,500,000    NR          Special Facilities Revenue, (United Airlines Project), Series C,
                            6.300% due 5/1/16 (g)                                                  796,750
                         Connecticut State Special Tax Obligation Revenue:
                           RITES, FSA-Insured:
  2,000,000    AAA          Series A, 9.327% due 10/1/09 (e)                                     2,552,440
  2,000,000    AAA          Series B, 9.327% due 10/1/09 (e)                                     2,490,320
  2,000,000    AAA         Transportation Infrastructure, Series A, FSA-Insured,
                            5.375% due 7/1/16                                                    2,254,080
  6,400,000    B-        Connector 2000 Association Inc., SC Toll Road, Sr. Revenue
                          Bond, Capital Appreciation, Series B, zero coupon due 1/1/16           1,627,712
  3,000,000    AAA       Dallas, TX Area Rapid Transit, AMBAC-Insured,
                          5.000% due 12/1/19 (b)                                                 3,198,030
  3,000,000    CCC       Dallas-Fort Worth, TX International Airport Facility Improvement
                          Corp. Revenue, American Airlines Inc., Series C,
                          6.150% due 5/1/29, mandatory tender 11/1/07 (b)(c)                     2,647,350
  3,440,000    AAA       Delaware River Port Authority, Series A,
                          9.529% due 1/1/10 (b)                                                  4,445,718
  3,840,000    AAA       Houston, TX Airport System Revenue,
                          9.500% due 7/1/10 (b)(d)                                               4,838,669
  3,000,000    NR        Kenton County, KY Airport Board, Special Facilities Revenue,
                          (Mesaba Aviation Inc. Project), Series A, 6.625% due 7/1/19 (c)        2,451,960
  1,480,000    AAA       Louisiana Local Government Environment Facilities and
                          Community Development Authority Revenue, Series A,
                          AMBAC-Insured, (Parking Facilities Corp. Garage Project),
                          5.625% due 10/1/17                                                     1,681,443
  1,140,000    Aaa*      Massachusetts Rail Connections Inc., Route 128, Parking Garage
                          Revenue, Series A, (Call 7/1/09 @ 102), 6.000% due 7/1/13 (f)          1,360,978
  2,000,000    Aa3*      Massachusetts State, Grant Anticipation Notes, Series A,
                          5.750% due 6/15/15                                                     2,322,020
  1,715,000    AAA       Massachusetts State Port Authority Revenue,
                          13.000% due 7/1/13                                                     2,602,667
  1,000,000    AAA       Memphis-Shelby County, TN Airport Authority, Airport Revenue,
                          Series D, AMBAC-Insured, 6.250% due 3/1/14 (c)                         1,162,400
  4,000,000    AAA       New Jersey State Highway Authority, Garden State Parkway
                          General Revenue, Refunding, FGIC-Insured,
                          5.500% due 1/1/11 (b)                                                  4,626,960
                         New Jersey State Turnpike Authority Revenue:
    725,000    AAA         6.750% due 1/1/09 (d)                                                   798,051
    320,000    AAA         6.000% due 1/1/14 (d)                                                   365,030


                      See Notes to Financial Statements.


                23 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              MARCH 31, 2004


   FACE
  AMOUNT    RATING(a)                           SECURITY                                VALUE
----------------------------------------------------------------------------------------------------
Transportation -- 11.8% (continued)
                      New Jersey Transportation Trust Fund Authority, RITES,
                       MBIA-Insured:
$ 2,500,000 AAA          5.500% due 6/15/16                                         $   2,844,100
  2,500,000 AAA          Series A, (Call 12/15/11 @ 100),
                          10.531% due 12/15/09 (e)(f)                                   3,535,000
  1,000,000 AAA          Series B, 10.531% due 12/15/09 (e)                             1,414,000
  1,890,000 AAA         Series B, (Call 12/15/11 @ 100), 6.000% due 12/15/19 (f)        2,281,230
  1,895,000 A         Pendleton County, KY Multi-County Lease Revenue, Associated
                       Counties Leasing Trust, Program A, 6.500% due 3/1/19             1,921,265
                      Philadelphia, PA Parking Authority, Parking Revenue,
                       FSA-Insured:
  2,000,000 AAA          5.625% due 9/1/15                                              2,270,720
  1,500,000 AAA          5.625% due 9/1/19                                              1,683,090
  1,375,000 NR        Pittsburgh, PA Public Parking Authority, Parking Revenue,
                       St. Francis General Hospital, 6.625% due 10/1/12 (d)             1,620,671
 10,000,000 BB        Pocahontas Parkway Association, VA Toll Road,
                       Sr. Revenue Bond, Capital Appreciation, Series B,
                       zero coupon due 8/15/19                                          3,319,200
  2,000,000 AAA       Puerto Rico Highway and Transportation Authority Highway
                       Revenue, Refunding, Series AA, 5.000% due 7/1/26                 2,247,740
  4,530,000 AAA       South Carolina Transportation Infrastructure Bank Revenue,
                       Series A, 5.000% due 10/1/15                                     4,951,471
  1,000,000 AAA       St. Louis, MO Airport Revenue, Airport Development Program,
                       Series A, MBIA-Insured, 5.625% due 7/1/16                        1,134,110
  1,725,000 AAA       Tulsa, OK Airports Improvement Trust General Revenue,
                       Series A, 6.000% due 6/1/14 (c)                                  1,950,647
-------------------------------------------------------------------------------------------------
                                                                                       89,803,964
-------------------------------------------------------------------------------------------------
Utilities -- 8.5%
     45,000 AAA       Brownsville, TX Utility System Revenue, 9.400% due 1/1/13            59,328
  4,000,000 BBB       Burlington, KS Environmental Improvement Revenue, Kansas City
                       Power & Light, Refunding, 4.750% due 9/1/15 (b)                  4,298,880
     70,000 AAA       Chillicothe, MO Electric Revenue, AMBAC-Insured,
                       10.250% due 9/1/06 (d)                                              77,125
  1,750,000 AAA       Cleveland, OH Public Power System Revenue, AMBAC-Insured,
                       5.500% due 11/15/15                                              1,999,602
  4,000,000 AAA       Energy Northwest Washington Electric Revenue, Refunding,
                       (Project Number 1), Series A, 5.500% due 7/1/14 (b)              4,525,280
    180,000 AAA       Farmington, NM Utilities Systems Revenue, AMBAC-Insured,
                       9.875% due 1/1/08 (d)                                              209,120
  2,500,000 AAA       Georgia Municipal Electric Authority Revenue,
                       (Combustion Turbine Project), Series A, MBIA-Insured,
                       5.250% due 11/1/19 (b)                                           2,732,600


                      See Notes to Financial Statements.


                24 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              MARCH 31, 2004


   FACE
  AMOUNT    RATING(a)                            SECURITY                                VALUE
-----------------------------------------------------------------------------------------------------
Utilities -- 8.5% (continued)
$   600,000 A         Georgia Municipal Gas Authority Revenue, (Southern Storage Gas
                       Project), 6.300% due 7/1/09                                   $     618,810
     15,000 Aaa*      Idaho Falls, ID Electric Revenue, 10.250% due 4/1/06 (d)              16,302
  3,000,000 AAA       Indianapolis Local Public Improvement Bond Bank,
                       (Waterworks Project), Series A, 5.500% due 7/1/19 (b)             3,348,690
  2,500,000 AAA       Intermountain Power Agency, UT Power Supply Revenue,
                       Refunding, Series B, MBIA-Insured, 5.750% due 7/1/19 (b)          2,825,850
                      Jacksonville Beach, FL Utility Revenue:
  2,620,000 AAA         7.900% due 10/1/14 (b)(d)                                        3,290,091
  2,145,000 Aaa*        5.000% due 4/1/18 (b)                                            2,279,105
  7,000,000 AAA       Jefferson County, AL Sewer Revenue, Refunding, Series B 8,
                       5.250% due 2/1/16 (b)                                             7,643,720
  4,320,000 AAA       Muscatine, IA Electric Revenue, 9.700% due 1/1/13 (b)(d)           5,746,248
                      North Carolina Eastern Municipal Power Agency, Power System
                       Revenue:
    550,000 A            Series B, ACA/CBI-Insured, 5.650% due 1/1/16                      603,669
  2,000,000 BBB          Series D, 5.500% due 1/1/14                                     2,210,980
                      North Carolina Municipal Power Agency No. 1,
                       Catawba Electric Revenue:
  4,285,000 AAA          10.500% due 1/1/10 (d)                                          5,443,064
  3,000,000 A            Series B, ACA/CBI-Insured, 6.375% due 1/1/13                    3,387,450
  1,470,000 AA        Orlando, FL Utilities Commission Water & Electric Revenue,
                       Series A, 5.250% due 10/1/13                                      1,658,822
                      Philadelphia, PA Gas Works Revenue, Third Series:
  3,240,000 AAA         5.500% due 8/1/19                                                3,621,931
  1,675,000 AAA         FSA-Insured, 5.500% due 8/1/17                                   1,880,456
                      Provo, UT Electric Revenue:
  1,010,000 AAA         10.125% due 4/1/15 (d)                                           1,417,101
  1,120,000 AAA         MBIA-Insured, 10.125% due 4/1/15 (d)                             1,571,438
     10,000 AAA         Series A, AMBAC-Insured, 10.375% due 9/15/15 (d)                    14,371
  3,000,000 BBB+      York County, VA IDA, PCR, Electric & Power Co.,
                       Refunding Market, 5.500% due 7/1/09 (b)                           3,228,960
--------------------------------------------------------------------------------------------------
                                                                                        64,708,993
--------------------------------------------------------------------------------------------------
Water and Sewer -- 8.2%
  2,025,000 AAA       Boston, MA Water & Sewer Community Revenue,
                       10.875% due 1/1/09 (b)(d)                                         2,516,123
  2,500,000 NR        California State Department Water Resources Power Supply
                       Revenue, RITES, Series A, AMBAC-Insured,
                       9.258% due 5/1/10 (b)                                             3,024,700
  1,175,000 AAA       Charleston, SC Waterworks & Sewer Revenue,
                       10.375% due 1/1/10 (d)                                            1,485,035


                      See Notes to Financial Statements.


                25 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              MARCH 31, 2004


   FACE
  AMOUNT       RATING(a)                            SECURITY                                VALUE
-----------------------------------------------------------------------------------------------------
Water and Sewer -- 8.2% (continued)
$ 2,000,000    AA+       Chicago Metropolitan Water Reclamation District Greater
                          Chicago, Capital Improvement, Series A, 5.500% due 12/1/14    $   2,350,520
  1,480,000    AAA       Denver, CO City & County Wastewater Revenue, FGIC-Insured,
                          5.250% due 11/1/14                                                1,670,343
  2,000,000    AA        Fort Worth, TX Water & Sewer Revenue, 5.625% due 2/15/18           2,260,440
  1,630,000    AAA       Fulton County, GA Water and Sewer Revenue,
                          5.000% due 1/1/16                                                 1,769,072
                         Houston, TX Water & Sewer System Revenue, Refunding, Jr. Lien:
  1,000,000    AAA         Series A, FSA-Insured, 5.500% due 12/1/17                        1,130,380
  4,545,000    AAA         Series B, 5.750% due 12/1/16 (b)                                 5,173,255
  5,350,000    AAA       Los Angeles, CA Water & Power Revenue, Power System,
                          Series AA1, 5.250% due 7/1/19 (b)                                 5,847,229
  5,255,000    AAA       Minnesota Public Facilities Authority, Water PCR, Series A,
                          5.250% due 3/1/17 (b)                                             5,820,806
  1,500,000    Aaa*      Missouri State Environmental Improvement & Energy Resources
                          Authority, Water Pollution State Revolving Funds Programs,
                          Series A, 5.250% due 1/1/16                                       1,666,005
     45,000    BBB-      Nevada, MO Waterworks System Revenue,
                          10.000% due 10/1/07 (d)                                              52,289
                         Ohio State Water Development Authority Revenue:
  6,875,000    AAA         9.375% due 12/1/10 (d)                                           8,353,744
  1,425,000    AAA         Safe Water, Series 3, 9.000% due 12/1/10 (d)                     1,666,295
  3,095,000    Aaa*      Passaic Valley, NJ Sewage Commissioners Sewer System,
                          Series E, AMBAC-Insured, 5.625% due 12/1/17                       3,547,706
    985,000    NR        Port St. Lucie, FL Special Assessment Revenue, Series A,
                          6.375% due 9/1/11                                                 1,025,848
    225,000    AAA       Ringwood Boro, NJ Sewage Authority, 9.875% due 1/1/14 (d)            302,366
                         Spanish Fork City, UT Water Revenue, FSA-Insured:
    760,000    Aaa*        5.500% due 6/1/17                                                  853,237
    240,000    Aaa*        Call 6/1/12 @ 100, 5.500% due 6/1/17 (f)                           279,151
    205,000    AAA       Tamarac, FL Water & Sewer Utilities Revenue, AMBAC-Insured,
                          9.250% due 10/1/10 (d)                                              250,012
  3,500,000    AAA       Texas Water Development Board Revenue, Revolving Fund,
                          Sr. Lien, Series B, 5.250% due 7/15/17                            3,829,210
  5,035,000    AAA       Virginia State Resources Authority, Clean Water Revenue,
                          Revolving Fund, 5.400% due 10/1/18                                5,601,437
    840,000    AAA       West Coast Regional Water Supply Authority, FL Capital
                          Improvement Revenue, (Hillsborough County Project),
                          AMBAC-Insured, 10.300% due 10/1/04 (d)                              878,002


                      See Notes to Financial Statements.


                26 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              MARCH 31, 2004

   FACE
  AMOUNT   RATING(a)                        SECURITY                            VALUE
-----------------------------------------------------------------------------------------
Water and Sewer -- 8.2% (continued)
$1,000,000 AAA       Wichita Falls, TX Water & Sewer Revenue, Priority Lien,
                      AMBAC-Insured, 5.375% due 8/1/19                       $  1,090,450
-----------------------------------------------------------------------------------------
                                                                               62,443,655
-----------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100.0%
                     (Cost -- $724,168,428**)                                $759,807,230
-----------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b) All or a portion of this security is segregated and/or held as collateral for open futures contracts.
(c) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(d) Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(e) Inverse floating rate security -- coupon varies inversely with level of short-term tax-exempt interest rates.
(f) Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(g) Security is currently in default.
** Aggregate cost for Federal income tax purposes is $724,023,676.

  See pages 28 and 29 for definitions of ratings and certain abbreviations.


                      See Notes to Financial Statements.


                27 Smith Barney Muni Funds | 2004 Annual Report

 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA       -- Bonds rated "AAA" have the highest rating assigned by Standard &
             Poor's. Capacity to pay interest and repay principal is extremely strong.
AA        -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A         -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic
             conditions than bonds in higher rated categories.
BBB       -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B and -- Bonds rated "BB", "B" and "CCC" are regarded, on balance, as
 CCC         predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D         -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa", where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in
       Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A   -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds rated "Baa" are considered as medium grade obligations,
       i.e., they are neither highly protected nor poorly secured.
       Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba  -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B   -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa -- Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                28 Smith Barney Muni Funds | 2004 Annual Report

Ca -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Fitch Ratings ("Fitch") -- Ratings of "A" and "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
A   -- Bonds rated "A" are considered to be investment-grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than securities with higher ratings.
BB -- Bonds rated "BB" carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

NR -- Indicates that the bond is not rated by Standard & Poor's, Moody's or Fitch.

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

A-1    -- Standard & Poor's highest commercial paper and variable rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO. MIG 1 -- Moody's highest rating for short-term municipal obligations.
P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

 ABBREVIATIONS* (UNAUDITED)

ABAG   -- Association of Bay Area Governments
ACA    -- American Capital Access
Aetna  -- Aetna Life Insurance Company
AIG    -- American International Guaranty
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guaranty
CBI    -- Certificate of Bond Insurance
CGIC   -- Capital Guaranty Insurance Company
CONNIE -- College Construction Loan Insurance Association
 LEE
COP    -- Certificate of Participation
EDA    -- Economic Development Authority
FLAIRS -- Floating Adjustable Interest Rate Securities
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Administration
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
FSA    -- Financial Security Assurance
GIC    -- Guaranteed Investment Contract
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
HFA    -- Housing Finance Authority
HUD    -- Housing of Urban Development
IBC    -- Insured Bond Certificates
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDR    -- Industrial Development Revenue
INFLOS -- Inverse Floaters
ISD    -- Independent School District
LOC    -- Letter of Credit
MBIA   -- Municipal Bond Investors Assurance Corporation
MVRICS -- Municipal Variable Rate Inverse Coupon Security
PCFA   -- Pollution Control Financing Authority
PCR    -- Pollution Control Revenue
PSFG   -- Permanent School Fund Guaranty
Radian -- Radian Asset Assurance
RIBS   -- Residual Interest Bonds
RITES  -- Residual Interest Tax-Exempt Securities
VA     -- Veterans Administration
VRDN   -- Variable Rate Demand Note
VRWE   -- Variable Rate Wednesday Demand
--------
*Abbreviations may or may not appear in the schedule of investments.

                29 Smith Barney Muni Funds | 2004 Annual Report

 STATEMENT OF ASSETS AND LIABILITIES                              MARCH 31, 2004


ASSETS:
  Investments, at value (Cost -- $724,168,428)                                      $759,807,230
  Cash                                                                                   107,901
  Interest receivable                                                                 13,163,330
  Receivable for Fund shares sold                                                      2,880,420
  Receivable for securities sold                                                         700,000
  Other assets                                                                            28,447
------------------------------------------------------------------------------------------------
  Total Assets                                                                       776,687,328
------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable to broker -- variation margin                                                1,546,875
  Payable for Fund shares reacquired                                                   1,364,788
  Management fee payable                                                                 327,592
  Distribution plan fees payable                                                         115,679
  Accrued expenses                                                                       104,104
------------------------------------------------------------------------------------------------
  Total Liabilities                                                                    3,459,038
------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $773,228,290
------------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                                        $    117,293
  Capital paid in excess of par value                                                776,576,934
  Undistributed net investment income                                                  1,148,847
  Accumulated net realized loss from investment transactions and futures contracts   (34,783,273)
  Net unrealized appreciation of investments and futures contracts                    30,168,489
------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $773,228,290
------------------------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                                             57,089,749
  Class B                                                                                971,821
  Class L                                                                             53,177,558
  Class O                                                                              4,763,201
  Class Y                                                                              1,290,213
Net Asset Value:
  Class A (and redemption price)                                                           $6.59
  Class B (and redemption price)                                                           $6.59
  Class L (and redemption price)                                                           $6.60
  Class O *                                                                                $6.60
  Class Y (and redemption price)                                                           $6.58
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 2.04% of net asset value per share)                        $6.72
  Class O (net asset value plus 1.01% of net asset value per share)                        $6.67
------------------------------------------------------------------------------------------------

*Redemption price is NAV of Class O shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 3).

                      See Notes to Financial Statements.

                30 Smith Barney Muni Funds | 2004 Annual Report

 STATEMENT OF OPERATIONS                       FOR THE YEAR ENDED MARCH 31, 2004

INVESTMENT INCOME:
  Interest                                                                     $38,066,296
------------------------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 3)                                                        3,762,259
  Distribution plan fees (Note 6)                                                3,147,400
  Transfer agency services (Note 6)                                                133,667
  Shareholder communications (Note 6)                                               92,598
  Custody                                                                           83,200
  Audit and legal                                                                   24,899
  Registration fees                                                                 15,799
  Trustees' fees                                                                     9,150
  Other                                                                             14,210
------------------------------------------------------------------------------------------
  Total Expenses                                                                 7,283,182
------------------------------------------------------------------------------------------
Net Investment Income                                                           30,783,114
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
(NOTES 4 AND 5):
  Realized Loss From:
   Investment transactions                                                      (1,121,931)
   Futures contracts                                                            (5,666,148)
------------------------------------------------------------------------------------------
  Net Realized Loss                                                             (6,788,079)
------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments and Futures Contracts:
   Beginning of year                                                            22,950,493
   End of year                                                                  30,168,489
------------------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                                        7,217,996
------------------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                                      429,917
------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                         $31,213,031
------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

                31 Smith Barney Muni Funds | 2004 Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS               FOR THE YEARS ENDED MARCH 31,

                                                                       2004           2003
-----------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $  30,783,114  $  29,429,701
  Net realized loss                                                  (6,788,079)   (12,436,983)
  Increase in net unrealized appreciation                             7,217,996     24,743,835
----------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                             31,213,031     41,736,553
----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 2 AND 7):
  Net investment income                                             (29,987,923)   (29,296,012)
  In excess of net investment income                                         --     (1,016,197)
----------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                    (29,987,923)   (30,312,209)
----------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares                                  347,860,600    576,187,125
  Net asset value of shares issued for reinvestment of dividends     18,303,894     19,053,976
  Cost of shares reacquired                                        (329,061,181)  (385,682,504)
----------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions                37,103,313    209,558,597
----------------------------------------------------------------------------------------------
Increase in Net Assets                                               38,328,421    220,982,941
NET ASSETS:
  Beginning of year                                                 734,899,869    513,916,928
----------------------------------------------------------------------------------------------
  End of year*                                                    $ 773,228,290  $ 734,899,869
----------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                   $1,148,847       $353,777
----------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

                32 Smith Barney Muni Funds | 2004 Annual Report

 NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The Limited Term Portfolio ("Fund"), a separate diversified investment fund of the Smith Barney Muni Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of this Fund and eight other separate investment funds: Florida, Georgia, New York, Pennsylvania, National, California Money Market, New York Money Market and Massachusetts Money Market Portfolios. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At March 31, 2004, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, expired capital loss carry-

                33 Smith Barney Muni Funds | 2004 Annual Report forwards from accumulated net realized loss amounting to $1,739,773 were reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

It is the Fund's policy to distribute dividends monthly. Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

3. Management Agreement and Transactions with Affiliated Persons

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.50% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended March 31, 2004, the Fund paid transfer agent fees of $54,570 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

There are maximum initial sales charges of 2.00% and 1.00% for Class A and O shares, respectively. There is a contingent deferred sales charge ("CDSC") of

                34 Smith Barney Muni Funds | 2004 Annual Report

5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. There is a CDSC of 1.00% on Class A shares, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. Class O shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment.

For the year ended March 31, 2004, CGM received sales charges of approximately $800,000 and $4,000 on sales of the Fund's Class A and O shares, respectively. In addition, for the year ended March 31, 2004, CDSCs paid to CGM were approximately:

                               Class A      Class B   Class O
                    -----------------------------------------
                    CDSCs      $54,000       $3,000   $1,000
                    -----------------------------------------

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

4. Investments

During the year ended March 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

 -----------------------------------------------------------------------------
 Purchases                                                        $229,211,769
 -----------------------------------------------------------------------------
 Sales                                                             194,952,449
 -----------------------------------------------------------------------------

At March 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

 -----------------------------------------------------------------------------
 Gross unrealized appreciation                                    $42,749,708
 Gross unrealized depreciation                                     (6,966,154)
 -----------------------------------------------------------------------------
 Net unrealized appreciation                                      $35,783,554
 -----------------------------------------------------------------------------

                35 Smith Barney Muni Funds | 2004 Annual Report

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At March 31, 2004, the Fund had the following open futures contracts:

                              # of                  Basis        Market     Unrealized
                            Contracts Expiration    Value        Value         Loss
---------------------------------------------------------------------------------------
Contracts to Sell:
20 Year U.S. Treasury Bond,
 6.000%                       2,250      6/04    $251,170,312 $256,640,625 $(5,470,313)
---------------------------------------------------------------------------------------

6. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B, L and O shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B, L and O shares calculated at the annual rate of 0.50%, 0.60% and 0.20%, of the average daily net assets of each class, respectively. For the year ended March 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                       Class A  Class B  Class L   Class O
     ----------------------------------------------------------------------
     Rule 12b-1 Distribution Plan Fees $549,982 $35,537 $2,445,590 $116,291
     ----------------------------------------------------------------------

                36 Smith Barney Muni Funds | 2004 Annual Report

For the year ended March 31, 2004, total Transfer Agency Service expenses were as follows:

                                     Class A Class B Class L Class O Class Y
    ------------------------------------------------------------------------
    Transfer Agency Service Expenses $45,384  $366   $76,860 $10,980   $77
    ------------------------------------------------------------------------

For the year ended March 31, 2004, total Shareholder Communication expenses were as follows:

                                      Class A Class B Class L Class O Class Y
   --------------------------------------------------------------------------
   Shareholder Communication Expenses $51,240  $366   $32,208  $8,052  $732
   --------------------------------------------------------------------------

7. Distributions Paid to Shareholders by Class

                                                     Year Ended     Year Ended
                                                   March 31, 2004 March 31, 2003+
---------------------------------------------------------------------------------
Class A
Net investment income                               $15,629,546     $15,327,148
In excess of net investment income                           --         531,657
--------------------------------------------------------------------------------
Total                                               $15,629,546     $15,858,805
--------------------------------------------------------------------------------
Class B
Net investment income                               $   209,312     $    32,778
In excess of net investment income                           --           1,137
--------------------------------------------------------------------------------
Total                                               $   209,312     $    33,915
--------------------------------------------------------------------------------
Class L
Net investment income                               $11,902,719     $11,775,543
In excess of net investment income                           --         408,460
--------------------------------------------------------------------------------
Total                                               $11,902,719     $12,184,003
--------------------------------------------------------------------------------
Class O
Net investment income                               $ 1,331,391     $ 1,635,483
In excess of net investment income                           --          56,730
--------------------------------------------------------------------------------
Total                                               $ 1,331,391     $ 1,692,213
--------------------------------------------------------------------------------
Class Y
Net investment income                               $   914,955     $   525,060
In excess of net investment income                           --          18,213
--------------------------------------------------------------------------------
Total                                               $   914,955     $   543,273
--------------------------------------------------------------------------------

+For Class B shares, transactions are for the period January 13, 2003
 (inception date) to March 31, 2003.

                37 Smith Barney Muni Funds | 2004 Annual Report

8. Shares of Beneficial Interest

At March 31, 2004, the Trust had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. In addition, Class O shares are available for purchase only by former Class L shareholders.

Transactions in shares of each class were as follows:

                                      Year Ended                  Year Ended
                                    March 31, 2004              March 31, 2003+
                              --------------------------  --------------------------
                                 Shares        Amount        Shares        Amount
-------------------------------------------------------------------------------------
Class A
Shares sold                    16,203,203  $ 107,309,065   23,718,817  $ 156,478,803
Shares issued on reinvestment   1,341,962      8,864,846    1,406,425      9,234,972
Shares reacquired             (15,901,637)  (105,224,263) (13,975,698)   (92,002,465)
-------------------------------------------------------------------------------------
Net Increase                    1,643,528  $  10,949,648   11,149,544  $  73,711,310
-------------------------------------------------------------------------------------
Class B
Shares sold                       582,428  $   3,840,565      618,342  $   4,062,715
Shares issued on reinvestment      21,197        140,075        3,579         23,490
Shares reacquired                (253,344)    (1,675,541)        (381)        (2,497)
-------------------------------------------------------------------------------------
Net Increase                      350,281  $   2,305,099      621,540  $   4,083,708
-------------------------------------------------------------------------------------
Class L
Shares sold                    32,434,087  $ 215,388,844   60,113,599  $ 397,113,276
Shares issued on reinvestment   1,255,744      8,307,432    1,292,221      8,504,172
Shares reacquired             (29,424,231)  (194,787,267) (41,256,559)  (271,618,070)
-------------------------------------------------------------------------------------
Net Increase                    4,265,600  $  28,909,009   20,149,261  $ 133,999,378
-------------------------------------------------------------------------------------
Class O
Shares sold                       124,362  $     822,126      230,774  $   1,523,695
Shares issued on reinvestment     125,362        829,103      166,055      1,091,456
Shares reacquired                (819,690)    (5,420,675)  (1,148,527)    (7,550,836)
-------------------------------------------------------------------------------------
Net Decrease                     (569,966) $  (3,769,446)    (751,698) $  (4,935,685)
-------------------------------------------------------------------------------------
Class Y
Shares sold                     3,092,579  $  20,500,000    2,562,915  $  17,008,636
Shares issued on reinvestment      24,655        162,438       30,210        199,886
Shares reacquired              (3,288,830)   (21,953,435)  (2,193,120)   (14,508,636)
-------------------------------------------------------------------------------------
Net Increase (Decrease)          (171,596) $  (1,290,997)     400,005  $   2,699,886
-------------------------------------------------------------------------------------

+For Class B shares, transactions are for the period January 13, 2003
 (inception date) to March 31, 2003.

                38 Smith Barney Muni Funds | 2004 Annual Report

9. Capital Loss Carryforward

At March 31, 2004, the Fund had, for Federal income tax purposes, approximately $23,926,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on March 31 of the year indicated:

                           2008       2009      2010      2011       2012
   -------------------------------------------------------------------------
   Carryforward Amounts $9,495,000 $5,515,000 $214,000 $5,538,000 $3,164,000
   -------------------------------------------------------------------------

In addition, the Fund had $15,986,206 of capital losses realized after October 31, 2003, which were deferred for tax purposes to the first day of the following fiscal year.

10. Income Tax Information and Distributions to Shareholders

At March 31, 2004, the tax basis components of distributable earnings were:

                 ---------------------------------------------
                 Undistributed tax-exempt income $    665,874
                 ---------------------------------------------
                 Accumulated capital losses       (23,926,260)
                 ---------------------------------------------
                 Unrealized appreciation           35,783,554
                 ---------------------------------------------

At March 31, 2004, the difference between book basis and tax basis unrealized appreciation and depreciation was attributable primarily to wash sale loss deferrals, mark to market of derivative contracts and the treatment of accretion of discounts and amortization of premiums.

The tax character of distributions paid during the years ended March 31, 2004 and 2003 was:

                                        2004        2003
                   -----------------------------------------
                   Tax-exempt income $29,987,923 $29,266,492
                   Ordinary income            --   1,045,717
                   -----------------------------------------
                   Total             $29,987,923 $30,312,209
                   -----------------------------------------

                39 Smith Barney Muni Funds | 2004 Annual Report

11. Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

12. Subsequent Event

Effective April 29, 2004, Class L shares were renamed as Class C shares.

                40 Smith Barney Muni Funds | 2004 Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares                                  2004/(1)/ 2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)/
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year               $ 6.57    $ 6.40    $ 6.51    $ 6.36    $ 6.78
-------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(2)/                       0.29      0.31      0.34      0.34      0.32
  Net realized and unrealized gain (loss)/(2)/     0.01      0.17     (0.10)     0.16     (0.42)
-------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.30      0.48      0.24      0.50     (0.10)
-------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.28)    (0.30)    (0.35)    (0.35)    (0.32)
  In excess of net investment income                 --     (0.01)    (0.00)*      --        --
-------------------------------------------------------------------------------------------------
Total Distributions                               (0.28)    (0.31)    (0.35)    (0.35)    (0.32)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                      $6.59     $6.57     $6.40     $6.51     $6.36
-------------------------------------------------------------------------------------------------
Total Return                                       4.67%     7.64%     3.70%     8.06%    (1.46)%
-------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)                 $376      $364      $284      $222      $236
-------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)/                                    0.70%     0.75%     0.72%     0.72%     0.75%
  Net investment income/(2)/                       4.36      4.64      5.26      5.41      4.97
-------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              27%       57%       53%       49%      108%
-------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 5.24%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.85%.
*   Amount represents less than $0.01 per share.

                41 Smith Barney Muni Funds | 2004 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class B Shares                         2004/(1)/ 2003/(1)(2)/
-------------------------------------------------------------
Net Asset Value, Beginning of Year     $  6.57     $  6.57
-----------------------------------------------------------
Income From Operations:
  Net investment income                   0.26        0.05
  Net realized and unrealized gain        0.01        0.02
-----------------------------------------------------------
Total Income From Operations              0.27        0.07
-----------------------------------------------------------
Less Distributions From:
  Net investment income                  (0.25)      (0.07)
  In excess of net investment income        --       (0.00)*
-----------------------------------------------------------
Total Distributions                      (0.25)      (0.07)
-----------------------------------------------------------
Net Asset Value, End of Year             $6.59       $6.57
-----------------------------------------------------------
Total Return                              4.18%       1.07%++
-----------------------------------------------------------
Net Assets, End of Year (000s)          $6,401      $4,084
-----------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)/                           1.18%       1.31%+
  Net investment income                   3.87        4.14+
-----------------------------------------------------------
Portfolio Turnover Rate                     27%         57%
-----------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period January 13, 2003 (inception date) to March 31, 2003.
(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.35%.
*   Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

                42 Smith Barney Muni Funds | 2004 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class L Shares                                  2004/(1)/ 2003/(1)/ 2002/(1)(2)/
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Year               $ 6.58    $ 6.41     $ 6.46
----------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)/                       0.25      0.27       0.08
  Net realized and unrealized gain (loss)/(3)/     0.01      0.17      (0.04)
----------------------------------------------------------------------------
Total Income From Operations                       0.26      0.44       0.04
----------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.24)    (0.26)     (0.09)
  In excess of net investment income                 --     (0.01)        --
----------------------------------------------------------------------------
Total Distributions                               (0.24)    (0.27)     (0.09)
----------------------------------------------------------------------------
Net Asset Value, End of Year                      $6.60     $6.58      $6.41
----------------------------------------------------------------------------
Total Return                                       4.02%     6.99%      0.58%++
----------------------------------------------------------------------------
Net Assets, End of Year (millions)                 $351      $322       $184
----------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)/                                    1.30%     1.35%      1.32%+
  Net investment income/(3)/                       3.75      4.02       4.68+
----------------------------------------------------------------------------
Portfolio Turnover Rate                              27%       57%        53%
----------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period December 19, 2001 (inception date) to March 31, 2002.
(3) Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the period ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.65%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.45%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

                43 Smith Barney Muni Funds | 2004 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class O Shares/(1)/                              2004/(2)/  2003/(2)/ 2002/(2)/   2001/(2)/  2000/(2)/
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year              $   6.58   $   6.41   $   6.52   $   6.37   $   6.79
------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)/                        0.27       0.29       0.33       0.33       0.31
  Net realized and unrealized gain (loss)/(3)/      0.02       0.18      (0.11)      0.15      (0.43)
------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 0.29       0.47       0.22       0.48      (0.12)
------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                            (0.27)     (0.29)     (0.33)     (0.33)     (0.30)
  In excess of net investment income                  --      (0.01)     (0.00)*       --         --
------------------------------------------------------------------------------------------------------
Total Distributions                                (0.27)     (0.30)     (0.33)     (0.33)     (0.30)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                       $6.60      $6.58      $6.41      $6.52      $6.37
------------------------------------------------------------------------------------------------------
Total Return                                        4.42%      7.38%      3.48%      7.82%     (1.69)%
------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                   $31,414    $35,079    $39,009    $32,157    $33,113
------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)/                                     0.93%      0.98%      0.95%      0.95%      0.98%
  Net investment income/(3)/                        4.13       4.42       5.04       5.18       4.74
------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               27%        57%        53%        49%       108%
------------------------------------------------------------------------------------------------------

(1) On December 19, 2001, Class L shares were renamed as Class O shares.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, those amounts would have been $0.32, $0.10 and 5.01% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.05%.
  * Amount represents less than $0.01 per share.

                44 Smith Barney Muni Funds | 2004 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class Y Shares                                  2004/(1)/ 2003/(1)/ 2002/(1)/  2001/(1)/  2000/(1)/
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year              $  6.57   $  6.40   $  6.51   $   6.36   $   6.78
---------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(2)/                       0.32      0.32      0.36       0.36       0.33
  Net realized and unrealized gain (loss)/(2)/    (0.02)     0.17     (0.11)      0.15      (0.42)
---------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.30      0.49      0.25       0.51      (0.09)
---------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.29)    (0.31)    (0.36)     (0.36)     (0.33)
  In excess of net investment income                 --     (0.01)    (0.00)*       --         --
---------------------------------------------------------------------------------------------------
Total Distributions                               (0.29)    (0.32)    (0.36)     (0.36)     (0.33)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                      $6.58     $6.57     $6.40      $6.51      $6.36
---------------------------------------------------------------------------------------------------
Total Return                                       4.68%     7.83%     3.89%      8.26%     (1.31)%
---------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                   $8,495    $9,604    $6,797    $12,030    $12,843
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)/                                    0.53%     0.56%     0.55%      0.54%      0.55%
  Net investment income/(2)/                       4.62      4.80      5.47       5.59       5.09
---------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              27%       57%       53%        49%       108%
---------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 5.44%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.70%.
*   Amount represents less than $0.01 per share.

                45 Smith Barney Muni Funds | 2004 Annual Report

 INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Smith Barney Muni Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Limited Term Portfolio ("Fund") of Smith Barney Muni Funds as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and broker. As to securities sold but not yet delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                         /s/ KPMG LLP
New York, New York
May 12, 2004

                46 Smith Barney Muni Funds | 2004 Annual Report

 ADDITIONAL INFORMATION (UNAUDITED)

Information about Trustees and Officers

The business and affairs of the Limited Term Portfolio ("Fund") are managed under the direction of the Smith Barney Muni Funds' ("Trust") Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Trust's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010).

                                                                        Number of
                                     Term of                           Portfolios     Other
                                   Office* and        Principal          in Fund      Board
                       Position(s)   Length         Occupation(s)        Complex   Memberships
Name, Address           Held with    of Time         During Past       Overseen by   Held by
and Age                   Fund       Served          Five Years          Trustee     Trustee
-----------------------------------------------------------------------------------------------
Non-Interested Trustees:
Lee Abraham              Trustee      Since    Retired; Former             27          None
13732 LeHavre Drive                   1999     Director of Signet
Frenchman's Creek                              Group PLC
Palm Beach Gardens, FL
 33410
Age 76

Allan J. Bloostein       Trustee      Since    President of Allan J.       34      Taubman
27 West 67th Street                   1999     Bloostein Associates,               Realty Corp.
New York, NY 10023                             a consulting firm;
Age 74                                         Former Director of CVS
                                               Corp.

Jane F. Dasher           Trustee      Since    Controller of PBK           27          None
Korsant Partners                      1999     Holdings Inc.,
283 Greenwich Avenue                           a family investment
3rd Floor                                      company
Greenwich, CT 06830
Age 54

Donald R. Foley          Trustee      Since    Retired                     19          None
3668 Freshwater Drive                 1985
Jupiter, FL 33477
Age 81

Richard E. Hanson, Jr.   Trustee      Since    Retired; Former Head        27          None
2751 Vermont Route 140                1999     of the New Atlanta
Poultney, VT 05764                             Jewish Community
Age 62                                         High School

Paul Hardin              Trustee      Since    Professor of Law and        34          None
12083 Morehead Drive                  1994     Chancellor Emeritus at
Chapel Hill, NC                                the University of North
 27514-8426                                    Carolina
Age 72

Roderick C. Rasmussen    Trustee      Since    Investment Counselor        27          None
9 Cadence Court                       1985
Morristown, NJ 07960
Age 77

                47 Smith Barney Muni Funds | 2004 Annual Report

                                                                         Number of
                                      Term of                           Portfolios     Other
                                    Office* and        Principal          in Fund      Board
                      Position(s)     Length         Occupation(s)        Complex   Memberships
Name, Address          Held with      of Time         During Past       Overseen by   Held by
and Age                  Fund         Served          Five Years          Trustee     Trustee
------------------------------------------------------------------------------------------------
John P. Toolan          Trustee        Since    Retired                     27      John Hancock
13 Chadwell Place                      1985                                         Funds
Morristown, NJ 07960
Age 73

Interested Trustee:
R. Jay Gerken, CFA** Chairman,         Since    Managing Director of        221         None
Citigroup Asset      President and     2002     Citigroup Global
 Management          Chief                      Markets Inc. ("CGM");
 ("CAM")             Executive                  Chairman, President
399 Park Avenue      Officer                    and Chief Executive
4th Floor                                       Officer of Smith Barney
New York, NY 10022                              Fund Management LLC
Age 52                                          ("SBFM"), Travelers
                                                Investment Adviser,
                                                Inc. ("TIA") and Citi
                                                Fund Management Inc.
                                                ("CFM"); President and
                                                Chief Executive Officer
                                                of certain mutual funds
                                                associated with
                                                Citigroup Inc.
                                                ("Citigroup");
                                                Formerly, Portfolio
                                                Manager of Smith
                                                Barney Allocation
                                                Series Inc. (from 1996
                                                to 2001) and Smith
                                                Barney Growth and
                                                Income Fund (from
                                                1996 to 2000)

Officers:
Andrew B. Shoup      Senior            Since    Director of CAM; Senior     N/A         N/A
CAM                  Vice President    2003     Vice President and
125 Broad Street     and Chief                  Chief Administrative
11th Floor           Administrative             Officer of mutual funds
New York, NY 10004   Officer                    associated with
Age 47                                          Citigroup; Treasurer of
                                                certain mutual funds
                                                associated with
                                                Citigroup; Head of
                                                International Funds
                                                Administration of CAM
                                                (from 2001 to 2003);
                                                Director of Global
                                                Funds Administration
                                                of CAM (from 2000 to
                                                2001); Head of U.S.
                                                Citibank Funds
                                                Administration of CAM
                                                (from 1998 to 2000)

                48 Smith Barney Muni Funds | 2004 Annual Report

                                                                    Number of
                                 Term of                           Portfolios     Other
                               Office* and        Principal          in Fund      Board
                   Position(s)   Length         Occupation(s)        Complex   Memberships
Name, Address       Held with    of Time         During Past       Overseen by   Held by
and Age               Fund       Served          Five Years          Trustee     Trustee
------------------------------------------------------------------------------------------
Richard L. Peteka  Chief          Since    Director of CGM; Chief      N/A         N/A
CAM                Financial      2002     Financial Officer and
125 Broad Street   Officer and             Treasurer of certain
11th Floor         Treasurer               mutual funds
New York, NY 10004                         associated with
Age 42                                     Citigroup; Director and
                                           Head of Internal
                                           Control for CAM U.S.
                                           Mutual Fund
                                           Administration (from
                                           1999 to 2002); Vice
                                           President, Head of
                                           Mutual Fund
                                           Administration and
                                           Treasurer at
                                           Oppenheimer Capital
                                           (from 1996 to 1999)

Peter M. Coffey    Vice           Since    Managing Director of        N/A         N/A
CAM                President      1987     CGM; Investment
399 Park Avenue    and                     Officer of SBFM
4th Floor          Investment
New York, NY 10022 Officer
Age 58

Andrew Beagley     Chief Anti-    Since    Director of CGM (since      N/A         N/A
CAM                Money          2002     2000); Director of
399 Park Avenue    Laundering              Compliance, North
4th Floor          Compliance              America, CAM (since
New York, NY 10022 Officer                 2000); Chief Anti-
Age 40                                     Money Laundering
                                           Compliance Officer and
                                           Vice President of
                                           certain mutual funds
                                           associated with
                                           Citigroup; Director of
                                           Compliance, Europe,
                                           the Middle East and
                                           Africa, CAM (from
                                           1999 to 2000);
                                           Compliance Officer,
                                           Salomon Brothers
                                           Asset Management
                                           Limited, Smith Barney
                                           Global Capital
                                           Management Inc.,
                                           Salomon Brothers
                                           Asset Management
                                           Asia Pacific Limited
                                           (from 1997 to 1999)

                49 Smith Barney Muni Funds | 2004 Annual Report

                                                                         Number of
                                       Term of                          Portfolios     Other
                                     Office* and       Principal          in Fund      Board
                         Position(s)   Length        Occupation(s)        Complex   Memberships
Name, Address             Held with    of Time        During Past       Overseen by   Held by
and Age                     Fund       Served         Five Years          Trustee     Trustee
-----------------------------------------------------------------------------------------------
Kaprel Ozsolak           Controller     Since    Vice President of CGM;     N/A         N/A
CAM                                     2002     Controller of certain
125 Broad Street                                 mutual funds
11th Floor                                       associated with
New York, NY 10004                               Citigroup
Age 38

Robert I. Frenkel        Secretary      Since    Managing Director and      N/A         N/A
CAM                      and Chief      2003     General Counsel of
300 First Stamford Place Legal                   Global Mutual Funds
4th Floor                Officer                 for CAM and its
Stamford, CT 06902                               predecessor (since
Age 48                                           1994); Secretary of
                                                 CFM (from 2001 to
                                                 2004); Secretary and
                                                 Chief Legal Officer of
                                                 mutual funds
                                                 associated with
                                                 Citigroup

--------
* Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
** Mr. Gerken is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

                50 Smith Barney Muni Funds | 2004 Annual Report

 TAX INFORMATION (UNAUDITED)

For Federal tax purposes, the Fund hereby designates for the fiscal year ended March 31, 2004:
   . 100.00% of the dividends paid by the Fund from net investment income as tax exempt for regular Federal income tax purposes.

                51 Smith Barney Muni Funds | 2004 Annual Report

                                 SMITH BARNEY
                                  MUNI FUNDS



TRUSTEES                  OFFICERS (continued)
Lee Abraham               Robert I. Frenkel
Allan J. Bloostein        Secretary and
Jane F. Dasher            Chief Legal Officer
Donald R. Foley
R. Jay Gerken, CFA        INVESTMENT MANAGER
 Chairman                 Smith Barney Fund
Richard E. Hanson, Jr.     Management LLC
Paul Hardin
Roderick C. Rasmussen     DISTRIBUTOR
John P. Toolan            Citigroup Global Markets Inc.

OFFICERS                  CUSTODIAN
R. Jay Gerken, CFA        State Street Bank and
President and Chief        Trust Company
Executive Officer
                          TRANSFER AGENT
Andrew B. Shoup           Citicorp Trust Bank, fsb.
Senior Vice President and 125 Broad Street, 11th Floor
Chief Administrative      New York, New York 10004
Officer
                          SUB-TRANSFER AGENT
Richard L. Peteka         PFPC Inc.
Chief Financial Officer   P.O. Box 9699
and Treasurer             Providence, Rhode Island
                          02940-9699
Peter M. Coffey
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money
Laundering Compliance
Officer

Kaprel Ozsolak
Controller

  Smith Barney Muni Funds



  Limited Term Portfolio
  The Fund is a separate investment fund of the Smith Barney Muni Funds, a Massachusetts business trust.




  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.




  This report is submitted for the general information of the shareholders of Smith Barney Muni Funds -- Limited Term Portfolio, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

  SMITH BARNEY MUNI FUNDS
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

  www.smithbarneymutualfunds.com


 (C)2004 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD2305 5/04                                                             04-6649

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Jane F. Dasher, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Ms. Dasher as the Audit Committee's financial expert. Ms. Dasher is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Audit Fees for Smith Barney Muni Funds were $170,500 and $162,500 for the years ended 3/31/04 and 3/31/03.

         (b) Audit-Related Fees for Smith Barney Muni Funds were $0 and $0 for the years ended 3/31/04 and 3/31/03.

         (c) Tax Fees for Smith Barney Muni Funds were $18,500 and $18,400 for the years ended 3/31/04 and 3/31/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Muni Funds.

         (d) There were no all other fees for Smith Barney Muni Funds for the years ended 3/31/04 and 3/31/03.

         (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

               The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

               The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit

               Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

               Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee;
               (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

         (f)   N/A

         (g) Non-audit fees billed - $100,000 and $1.2 million for the years ended 12/31/2003 and 12/31/2002.

         (h) Yes. The Smith Barney Muni Funds' Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Smith Barney Muni Funds or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

         (a)   Code of Ethics attached hereto.

          Exhibit 99.CODE ETH

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Muni Funds

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chief Executive Officer of
       Smith Barney Muni Funds

Date:  June 4, 2004

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chief Executive Officer of
       Smith Barney Muni Funds

Date:  June 4, 2004


By:    /s/ Richard L. Peteka
       Richard L. Peteka
       Chief Financial Officer of
       Smith Barney Muni Funds

Date:  June 4, 2004